UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

     T. Rowe Price Index Trust, Inc. (Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202 (Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202 (Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000 Date of fiscal year end: December 31 Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 96.6%

CONSUMER DISCRETIONARY 12.7%

Auto Components 0.8%
Aftermarket Technology (1)	2,900	56
American Axle & Manufacturing	5,830	120
Amerigon (1)(2)	5,300	78
Arvinmeritor (2)	10,055	126
Borg-Warner	14,540	626
Cooper Tire	6,700	100
Drew Industries (1)(2)	3,000	73
Exide Technologies (1)(2)	5,200	68
Gentex (2)	15,860	272
Lear (1)	11,050	286
Modine Manufacturing (2)	4,000	58
Noble International (2)	4,300	27
Raser Technologies (1)(2)	8,200	70
Sauer-Danfoss (2)	4,050	90
Shiloh Industries (2)	6,700	75
Spartan Motors (2)	1,600	14
Standard Motor Products	3,750	23
Stoneridge (1)	3,000	40
Superior Industries International (2)	2,100	44
Tenneco (1)	5,850	164
TRW (1)	7,610	178
Visteon (1)(2)	22,400	84
WABCO Holdings	7,000	319
		2,991
Automobiles 0.1%
Coachmen Industries (2)	4,700	14
Fleetwood (1)(2)	12,903	59
Monaco Coach (2)	4,250	40
Thor Industries (2)	5,900	176
Winnebago (2)	4,120	70
		359
Distributors 0.1%
Audiovox, Class A (1)(2)	3,864	41
Handleman (1)(2)	2,300	1
LKQ Corporation (1)	14,400	323
Source Interlink (1)(2)	7,700	15
		380
Diversified Consumer Services 0.8%
Bright Horizons Family Solutions (1)	3,020	130
Career Education (1)(2)	11,991	152
Carriage Services (1)	13,600	106
Coinstar (1)(2)	4,150	117
Corinthian Colleges (1)(2)	11,867	86
DeVry	7,300	305
Investools (1)(2)	8,900	98
ITT Educational Services (1)(2)	3,940	181
Jackson Hewitt Tax Service (2)	3,600	41
Matthews International, Class A	3,000	145
Prepaid Legal Services (1)	1,800	76
Regis	4,400	121
Service Corporation International	34,731	352
Sotheby's	7,913	229
Stewart Enterprises, Class A (2)	13,160	84
Strayer Education (2)	1,750	267
The Princeton Review (1)(2)	7,600	60
Universal Technical Institute (1)(2)	3,800	45
Weight Watchers (2)	8,300	385
		2,980
Hotels, Restaurants & Leisure 2.6%
Ameristar Casinos (2)	6,700	122
Bally Technologies (1)	7,250	249
BJ's Restaurants (1)(2)	4,033	58
Bluegreen (1)(2)	3,700	25
Bob Evans Farms (2)	5,200	143
Boyd Gaming (2)	5,769	115
Brinker	12,779	237
BUCA (1)(2)	6,800	4
Buffalo Wild Wings (1)(2)	500	12
Burger King	10,500	290
California Pizza Kitchen (1)	4,550	60
CEC Entertainment (1)	3,592	104
Chipotle Mexican Grill (1)(2)	5,700	647
Choice Hotels International	6,900	235
Churchill Downs	1,800	85
CKR Restaurants (2)	7,650	86
Cracker Barrel	2,900	104
Domino's Pizza (2)	6,364	86
Dover Downs Gaming and Entertainment (2)	5,367	46
Dover Motorsports	3,163	19
Empire Resorts (1)(2)	17,050	23
Famous Dave's of America (1)	4,400	42
Frisch's Restaurants	3,100	71
Gaming Partners International (1)(2)	9,300	64
Gaylord Entertainment (1)(2)	4,800	145
IHOP (2)	2,100	101
International Speedway, Class A	4,675	193
Isle of Capris Casinos (1)(2)	3,480	25
Jack In The Box (1)	7,200	193
Landry's Seafood Restaurant (2)	1,900	31
Las Vegas Sands (1)(2)	13,648	1,005
Life Time Fitness (1)(2)	4,400	137
Marcus (2)	3,950	76
MGM Mirage (1)	15,297	899
MTR Gaming Group (1)(2)	3,600	25
Multimedia Games (1)(2)	4,800	26
O’Charley's (2)	6,900	79
Panera Bread, Class A (1)(2)	3,900	163
Papa John's International (1)	2,920	71
Peet's Coffee & Tea (1)(2)	3,900	92
Penn National Gaming (1)	9,300	407
PF Chang s China Bistro (1)(2)	3,640	104
Pinnacle Entertainment (1)(2)	18,400	236
Red Robin Gourmet Burgers (1)(2)	2,750	103
Royal Caribbean Cruises (2)	12,221	402
Ruby Tuesday (2)	5,700	43
Scientific Games, Class A (1)(2)	8,930	189
Shuffle Master (1)	5,700	30
Six Flags (1)(2)	19,050	31
Sonic (1)(2)	6,250	138
Speedway Motorsports	2,620	66
Steak 'n Shake (1)(2)	4,400	35
Texas Roadhouse, Class A (1)(2)	8,900	87
The Cheesecake Factory (1)(2)	9,940	217
Triarc, Class B (2)	10,040	69
Vail Resorts (1)(2)	3,600	174
WMS Industries (1)(2)	4,695	169
Wynn Resorts	7,045	709
		9,397
Household Durables 1.1%
American Greetings, Class A (2)	5,350	99
Avatar Holdings (1)(2)	1,200	52
Beazer Homes (2)	8,070	76
Blyth	3,750	74
Brookfield Homes (2)	2,232	38
Champion Enterprises (1)(2)	11,809	119
CSS Industries	1,900	66
Ethan Allen Interiors (2)	3,100	88
Furniture Brands International (2)	7,530	88
Hovnanian Enterprises (1)(2)	5,930	63
iRobot (1)(2)	4,600	79
Jarden (1)(2)	7,713	168
La-Z-Boy (2)	8,150	68
Lenox Group (1)(2)	8,645	15
Levitt, Class A (1)(2)	9,712	19
Libbey	3,700	62
M/i Homes (2)	5,070	86
MDC Holdings (2)	4,291	188
Mohawk Industries (1)(2)	6,754	484
National Presto (1)(2)	1,300	68
NVR (1)	813	486
Orleans Homebuilders (2)	4,400	25
Palm Harbor Homes (1)(2)	10,100	53
Russ Berrie (1)(2)	3,700	52
Ryland Group	5,546	182
Sealy (2)	8,100	62
Standard Pacific (2)	10,100	49
Stanley Furniture (2)	1,200	15
Tempur-Pedic (2)	18,750	206
Toll Brothers (1)(2)	18,220	428
Tupperware Brands	7,620	295
Universal Electronics (1)(2)	2,500	61
WCI Communities (1)(2)	6,400	21
		3,935
Internet & Catalog Retail 0.4%
1-800-Flowers.com (1)	7,868	67
Blue Nile (1)(2)	2,800	151
Celebrate Express	6,100	32
Drugstore.com (1)(2)	9,350	21
GSI Commerce (1)(2)	4,700	62
Hollywood Media (1)(2)	4,500	11
Netflix (1)(2)	7,800	270
Nutri/System (1)(2)	5,100	77
Overstock.com (1)(2)	4,300	51
priceline.com (1)(2)	5,500	665
ValueVision Media (1)(2)	21,620	120
		1,527
Leisure Equipment & Products 0.3%
Arctic Cat (2)	14,337	104
Callaway Golf	8,350	123
JAKKS Pacific (1)(2)	4,000	110
Johnson Outdoors, Class A (2)	3,000	51
Marine Products (2)	7,100	57
MarineMax (1)(2)	2,560	32
Nautilus Group (2)	6,337	21
Polaris Industries (2)	5,870	241
Pool (2)	6,177	117
RC2 Corporation (1)	2,200	46
Steinway Musical Instruments (1)(2)	1,300	37
Sturm Ruger and Company (1)(2)	4,700	39
		978
Media 2.7%
4Kids Entertainment (1)(2)	7,450	73
AH Belo (1)	1,476	17
Alloy (1)	3,525	26
Arbitron (2)	4,120	178
Beasley Broadcast Group, Class A (2)	6,100	22
Belo, Class A	7,380	78
Cablevision, Class A (1)	30,259	648
CKX (1)(2)	2,600	25
Clear Channel Outdoor, Class A (1)(2)	4,100	78
Cox Radio, Class A (1)(2)	6,650	79
Cumulus Media, Class A (1)(2)	7,505	48
Discovery Holding, Class A (1)	35,071	744
DISH Network, Class A (1)	27,220	782
DreamWorks Animation, Class A (1)	6,600	170
Emmis Communications (1)(2)	7,260	25
Entercom Communications	3,450	34
Entravision Communications, Class A (1)	11,744	78
Fisher Communications (1)(2)	2,750	86
Getty Images (1)	6,700	214
Harris Interactive (1)(2)	7,100	19
Harte-Hanks	5,450	75
Hearst-Argyle Television (2)	5,591	115
Idearc (2)	22,600	82
Interactive Data	9,100	259
John Wiley & Sons	4,070	162
Journal Communications, Class A	6,900	51
Knology (1)	1,700	22
Lamar Advertising (1)(2)	10,792	388
Lee Enterprises (2)	4,250	43
Liberty Global (1)(2)	51,334	1,749
Liberty Global, Series C (1)	700	23
LIN TV, Class A (1)(2)	5,040	48
Live Nation (1)(2)	7,900	96
LodgeNet Interactive (1)(2)	7,900	48
Martha Stewart Living, Class A (1)(2)	9,819	73
Marvel Entertainment (1)(2)	8,814	236
McClatchy (2)	3,800	41
Media General, Class A (2)	2,050	29
Mediacom Communications (1)(2)	13,000	56
Morningstar (1)(2)	3,700	227
National Cinemedia	5,000	112
Navarre (1)(2)	3,150	6
Nexstar Broadcasting (1)(2)	8,700	51
Playboy Enterprises, Class B (1)(2)	5,100	43
R.H. Donnelley (1)(2)	9,409	48
RCN (2)	1,900	21
Regal Entertainment Group, Class A	10,390	200
Regent Communications (1)	6,450	8
Rentrak (1)	7,200	87
Salem Communications, Class A	12,350	50
Scholastic (1)(2)	2,620	79
Sinclair Broadcasting, Class A (2)	11,210	100
Sirius Satellite Radio (1)(2)	173,010	495
Spanish Broadcasting, Class A (1)(2)	7,850	14
Time Warner Cable, Class A (1)	19,600	490
Valassis Communications (1)(2)	6,400	69
World Wrestling Entertainment	9,300	173
XM Satellite Radio, Class A (1)	41,677	484
		9,777
Multiline Retail 0.2%
99 Cents Only Stores (1)(2)	6,665	66
Bon-Ton Stores (2)	4,100	22
Dollar Tree (1)	11,504	317
Fred's (2)	5,915	61
Retail Ventures (1)(2)	6,800	33
Saks (1)(2)	20,175	252
Tuesday Morning (1)(2)	3,900	20
		771
Specialty Retail 2.7%
Aaron Rents	5,390	116
AC Moore Arts & Crafts (1)	2,660	18
Advance Auto Parts	13,385	456
Aeropostale (1)	8,707	236
American Eagle Outfitters	29,880	523
AnnTaylor Stores (1)	8,675	210
Asbury Automotive Group (2)	4,140	57
Barnes & Noble (2)	5,884	180
Big 5 Sporting Goods (2)	9,200	81
Blockbuster, Class A (1)(2)	26,607	87
Borders Group (2)	7,600	45
Brown Shoe (2)	5,130	77
Buckle (2)	3,675	164
Build-A-Bear Workshop (1)(2)	4,800	44
Cabela's, Class A (1)(2)	5,741	81
CarMax (1)(2)	29,128	566
Cato, Class A	3,350	50
Charlotte Russe Holding (1)	3,900	68
Charming Shoppes (1)(2)	12,520	60
Chico's (1)	21,300	151
Christopher & Banks (2)	4,692	47
Coldwater Creek (1)(2)	9,164	46
Collective Brands (1)(2)	6,915	84
Cost Plus (1)(2)	8,700	29
CSK Auto (1)(2)	5,800	54
Dick's Sporting Goods (1)(2)	13,500	362
Dress Barn (1)(2)	4,800	62
DSW, Class A (1)(2)	3,900	50
E Com Ventures (1)(2)	1,600	24
Foot Locker	21,317	251
Franklin Covey (1)	6,800	51
Gander Mountain (1)(2)	11,600	71
Genesco (1)(2)	2,100	49
Group One Automotive (2)	3,000	70
Guess ? (2)	8,120	329
Gymboree (1)	3,520	140
Haverty Furniture (2)	2,150	23
Hibbett Sports (1)(2)	2,718	42
Hot Topic (1)	7,600	33
J. Crew (1)(2)	5,600	247
Jo-Ann Stores (1)(2)	3,960	58
Jos. A. Bank Clothiers (1)(2)	2,537	52
Lithia Motors, Class A (2)	1,700	17
Men's Wearhouse	6,750	157
Midas (1)(2)	3,000	52
Monro Muffler Brake	2,700	46
New York & Company (1)(2)	6,900	40
NexCen Brands (1)(2)	10,150	35
O'Reilly Automotive (1)	14,900	425
Pacific Sunwear (1)	8,125	102
Penske Auto (2)	7,016	137
Pep Boys (2)	6,170	61
PetSmart	14,820	303
Pomeroy IT Solutions (1)	5,100	28
Rent-A-Center (1)	7,200	132
Restoration Hardware (1)	18,400	80
Rex Stores (1)	1,650	32
Ross Stores	18,402	551
Sally Beauty Supply (1)(2)	12,000	83
Sharper Image (1)(2)	3,770	1
Shoe Carnival (1)(2)	1,400	19
Sonic Automotive (2)	2,820	58
Stage Stores	9,770	158
Stein Mart (2)	4,730	27
Syms (2)	2,800	34
Talbots (2)	3,650	39
The Children's Place (1)	3,550	87
The Finish Line, Class A (2)	8,640	41
Trans World Entertainment (1)	5,050	19
TSC (1)(2)	4,110	162
Tween Brands (1)(2)	3,320	82
Urban Outfitters (1)	14,682	460
West Marine (1)(2)	2,900	20
Wet Seal, Class A (1)	12,275	42
Williams-Sonoma (2)	13,900	337
Zale (1)(2)	5,900	117
Zumiez (1)(2)	3,300	52
		9,480
Textiles, Apparel & Luxury Goods 0.9%
Carters (1)	7,000	113
Charles & Colvard (2)	7,768	10
Cherokee (2)	2,000	67
Columbia Sportswear (2)	2,681	118
Crocs (1)(2)	11,600	203
Deckers Outdoor (1)(2)	2,000	216
Fossil (1)(2)	5,237	160
Hanesbrands (1)	11,200	327
Iconix Brand Group (1)	8,449	147
K-Swiss, Class A (2)	3,100	49
Kenneth Cole Productions (2)	2,950	50
Lakeland Industries (1)	6,780	79
Movado Group	3,500	68
Oxford Industries (2)	1,470	33
Phillips-Van Heusen	6,800	258
Quiksilver (1)	14,700	144
Skechers U.S.A., Class A (1)	3,600	73
Steven Madden (1)	2,800	48
Tandy Brands (2)	7,700	37
Timberland, Class A (1)(2)	6,200	85
Under Armour (1)(2)	4,300	157
Unifi (1)(2)	6,200	18
UniFirst	1,700	63
Volcom (1)(2)	2,100	43
Warnaco Group (1)	5,600	221
Weyco Group (2)	2,600	77
Wolverine World Wide	5,150	149
		3,013

Total Consumer Discretionary		45,588
CONSUMER STAPLES 3.1%

Beverages 0.2%
Coca-Cola Bottling	1,850	114
Hansen Natural (1)(2)	8,700	307
MGP Ingredients (2)	4,200	29
National Beverage	6,048	46
PepsiAmericas	10,399	266
Willamette Valley Vineyards (1)(2)	6,730	49
		811
Food & Staples Retailing 0.5%
Andersons (2)	700	31
Arden Group, Class A (2)	800	115
BJ's Wholesale Club (1)	7,600	271
Casey's General Stores	5,600	127
Great Atlantic & Pacific Tea (1)	5,068	133
Longs Drug Stores	2,600	110
Nash Finch (2)	2,600	88
Performance Food Group (1)	3,403	111
PriceSmart (2)	4,100	114
Rite Aid (1)(2)	85,650	252
Ruddick	5,700	210
Spartan Stores	900	19
The Pantry (1)	2,800	59
United Natural Foods (1)(2)	5,200	97
Weis Markets	4,150	143
Winn-Dixie Stores (1)(2)	3,100	56
		1,936
Food Products 1.5%
Alico (2)	2,000	88
Bunge Limited (2)	15,002	1,303
Chiquita (1)(2)	8,319	192
Corn Products International	7,900	293
Cuisine Solutions (1)	4,500	13
Darling International (1)	5,200	67
Del Monte Foods	20,401	194
Farmer Bros. (2)	5,400	125
Flowers Foods	8,460	209
Green Mountain Coffee (1)(2)	3,300	105
Hain Celestial Group (1)(2)	3,700	109
Hormel Foods	10,819	451
J & J Snack Foods	3,040	84
J.M. Smucker	8,629	437
Lancaster Colony	3,100	124
Lance (2)	4,710	92
Lifeway Foods (1)(2)	5,600	60
Maui Land & Pineapple (1)(2)	1,600	51
Pilgrim's Pride (2)	5,515	112
Ralcorp Holdings (1)	2,670	155
Rocky Mountain Chocolate Factory (2)	5,384	68
Sanderson Farms (2)	2,040	78
Seaboard (2)	119	186
Smithfield Foods (1)	13,689	353
Tootsie Roll Industries (2)	5,038	127
Treehouse Foods (1)	3,943	90
Zapata Corporation (1)	6,300	44
		5,210
Household Products 0.4%
Central Garden & Pet, Class A (1)(2)	9,700	43
Church & Dwight	6,625	359
Energizer (1)	7,950	719
Oil-Dri	6,950	124
WD-40	1,850	62
		1,307
Personal Products 0.4%
Alberto Culver	10,900	299
Bare Escentuals (1)(2)	6,700	157
Chattem (1)(2)	2,500	166
Elizabeth Arden (1)(2)	4,250	85
Inter Parfums (2)	3,800	84
Mannatech (2)	31,200	222
NBTY (1)	6,660	200
Nu Skin Enterprises, Class A	6,000	108
Prestige Brands (1)(2)	5,300	43
Reliv International (2)	4,700	31
Usana Health Sciences (1)(2)	2,650	58
		1,453
Tobacco 0.1%
Alliance One International (1)	13,934	84
Star Scientific (1)(2)	6,900	11
Universal Corporation (2)	2,740	180
Vector Group (2)	7,357	129
		404

Total Consumer Staples		11,121
ENERGY 8.7%

Energy Equipment & Services 3.3%
Allis-Chalmers Energy (1)(2)	1,800	25
Atwood Oceanics (1)	4,200	385
Basic Energy Services (1)(2)	3,400	75
Bristow Group (1)(2)	2,880	155
Cal Dive International (1)	3,625	38
Carbo Ceramics (2)	2,875	115
Complete Production Services (1)	6,200	142
Dawson Geophysical (1)(2)	2,300	155
Diamond Offshore Drilling (2)	9,700	1,129
Dresser-Rand Group (1)	10,900	335
Dril-Quip (1)	4,400	204
Englobal (1)	4,500	38
Exterran (1)(2)	10,247	661
FMC Technologies (1)	16,000	910
Global Industries (1)	13,170	212
Grant Prideco (1)	15,477	762
Grey Wolf (1)(2)	22,200	150
Gulf Island Fabrication	3,800	109
Gulfmark Offshore (1)(2)	3,300	181
Helix Energy Solutions Group (1)	11,807	372
Helmerich & Payne	12,020	563
Hercules Offshore (1)	10,931	275
Hornbeck Offshore Services (1)(2)	1,700	78
ION Geophysical (1)(2)	11,200	155
Matrix Service (1)	4,700	81
NATCO Group, Class A (1)	3,100	145
Newpark Resources (1)(2)	15,100	77
Oceaneering International (1)	7,500	472
Oil States International (1)	7,230	324
Omni Energy Services (1)(2)	21,800	81
OYO Geospace (1)(2)	1,400	64
Parker Drilling (1)(2)	14,000	90
Patterson-UTI Energy (2)	18,037	472
Pioneer Drilling (1)(2)	2,000	32
Pride International (1)	21,680	758
RPC (2)	4,000	61
Seacor (1)(2)	3,150	269
Sulphco (1)(2)	3,200	13
Superior Energy (1)	9,950	394
Superior Well Services (1)(2)	4,800	105
TETRA Technologies (1)	8,874	141
Tidewater (2)	6,474	357
Union Drilling (1)	4,300	75
Unit (1)	7,100	402
W-H Energy Services (1)	3,500	241
		11,878
Oil, Gas & Consumable Fuels 5.4%
Adams Resources & Energy	2,300	64
Alon USA Energy (2)	4,100	62
Alpha Natural Resources (1)	7,100	308
Arch Coal	18,500	805
Arena Resources (1)	3,900	151
Atlas America	1,400	85
ATP Oil & Gas (1)	4,677	153
Berry Petroleum, Class A (2)	5,780	269
Bill Barrett (1)(2)	4,832	228
Bois d'Arc Energy (1)	8,500	183
BPZ Resources (1)(2)	4,500	98
Cabot Oil & Gas	13,200	671
Callon Petroleum (1)(2)	5,250	95
Carrizo Oil & Gas (1)	4,100	243
Cheniere Energy (1)(2)	8,100	160
Cimarex Energy	13,338	730
CNX Gas (1)(2)	6,700	216
Comstock Resources (1)	6,040	243
Crosstex Energy (2)	5,000	170
Delta Pete (1)(2)	9,796	221
Denbury Resources (1)	31,900	911
Edge Petroleum (1)(2)	6,500	26
Encore Acquisition (1)	7,150	288
Energy Partners (1)	6,400	61
Exco Resources (1)	12,300	228
Fieldpoint Petroleum (1)	6,300	8
Forest Oil (1)	11,189	548
Foundation Coal	6,284	316
Frontier Oil	13,400	365
General Maritime (2)	5,490	130
GeoResources (1)(2)	5,050	76
GMX Resources (1)	3,200	112
Harvest Natural Resource (1)(2)	9,716	117
HKN (1)	12,479	109
Holly	5,900	256
International Coal Group (1)(2)	21,300	135
Mariner Energy (1)	13,628	368
Massey Energy	10,205	373
Meridian Resource (1)(2)	9,550	14
Newfield Exploration (1)	17,800	941
Pacific Ethanol (1)(2)	7,500	33
Parallel Petroleum (1)	2,600	51
Penn Virginia	4,840	213
Petrohawk Energy (1)(2)	27,257	550
Petroleum Development (1)	2,400	166
PetroQuest Energy (1)(2)	4,900	85
Pioneer Natural Resources	17,414	855
Plains Exploration & Production (1)	14,319	761
Quicksilver Resources (1)	16,300	595
Rosetta Resources (1)	2,700	53
SandRidge Energy (1)(2)	12,100	474
Southwestern Energy (1)	43,000	1,449
St. Mary Land & Exploration	9,600	370
Stone Energy (1)	5,110	267
Swift Energy (1)(2)	3,550	160
Syntroleum (1)(2)	6,300	4
Ultra Petroleum (1)	20,460	1,586
Uranium Resources (1)(2)	3,500	21
USEC (1)(2)	15,150	56
Verasun Energy (1)(2)	2,600	19
W&T Offshore	5,600	191
Warren Resources (1)	9,200	109
Western Refining (2)	5,000	67
Westmoreland Coal (1)(2)	6,000	81
Whiting Petroleum (1)	5,700	369
World Fuel Services	4,000	112
		19,234

Total Energy		31,112

FINANCIALS 17.9%

Capital Markets 2.1%
Affiliated Managers Group (1)	4,500	408
Allied Capital	19,000	350
Apollo Investment (2)	15,300	242
Ares Capital	9,800	123
Ares Capital, Rights, 4/21/08 (1)	3,266	2
BlackRock (2)	2,410	492
Calamos, Class A	4,500	73
Cohen & Steers (2)	4,300	114
Eaton Vance	17,066	521
eSpeed, Class A (1)(2)	9,400	110
FCStone Group (1)(2)	2,400	67
GAMCO Investors (2)	2,967	149
GFI Group	2,700	155
Greenhill (2)	3,300	230
International Assets Holding (1)(2)	3,300	82
Invesco	50,000	1,218
Investment Technology Group (1)	6,000	277
Jefferies Group (2)	14,100	227
KBW (1)(2)	4,800	106
Knight Capital Group (1)	12,550	204
LaBranche & Co. (1)(2)	15,830	69
MCG Capital (2)	4,500	41
MCG Capital, Rights, 4/18/08 (1)	642	1
optionsXpress	8,500	176
Piper Jaffray (1)	2,150	73
Raymond James Financial (2)	11,075	255
Sanders Morris Harris Group (2)	3,900	32
SEI	18,756	463
Stifel Financial (1)	2,700	121
SWS Group (2)	4,099	50
TD Ameritrade Holding (1)	31,433	519
Thomas Weisel Partners (1)(2)	1,700	11
Tradestation Group (1)	7,800	66
Waddell & Reed Financial, Class A	10,840	348
		7,375
Commercial Banks 4.4%
1st Source	2,866	60
Abigail Adams	3,957	46
Amcore Financial (2)	2,090	43
AmericanWest Bancorporation	6,300	55
Arrow Financial (2)	5,144	116
Associated Banc	14,075	375
Banc First (2)	1,900	87
Bancorp (1)	3,000	36
Bancorp South	5,075	118
BancTrust Financial Group (2)	2,900	31
Bank of Granite (2)	9,390	103
Bank of Hawaii	6,366	315
Bank of the Ozarks (2)	2,300	55
Banner (2)	1,914	44
BOK Financial	3,937	206
Boston Private Financial (2)	6,099	65
Camden National	2,200	74
Capital City Bank (2)	4,562	132
Capital Corp of the West (2)	2,107	17
Capitol Bancorp Limited (2)	1,600	34
Cascade Bancorp (2)	4,250	41
Cathay Bancorp (2)	5,956	123
Centennial Bank (1)(2)	16,200	102
Center Bancorp (2)	9,983	106
Central Pacific Financial (2)	2,873	54
Century Bancorp, Class A	7,100	143
Chemical Financial (2)	2,661	63
Citizens & Northern (2)	2,222	44
Citizens Republic Bancorp (2)	8,495	106
City Bank, Lynwood, Washington (2)	2,175	48
City Holding Company	3,250	130
City National	5,250	260
Cobiz Financial (2)	3,237	42
Colonial BancGroup (2)	22,745	219
Columbia Bancorp	4,500	77
Columbia Banking System	2,550	57
Commerce Bancshares	8,794	370
Community Bank System (2)	2,220	55
Community Trust Bancorp	2,775	81
Cullen/Frost Bankers	6,850	363
CVB Financial (2)	10,806	112
East West Bancorp (2)	6,600	117
Farmers Capital Bank	5,000	119
First Bancorp North Carolina (2)	3,075	61
First Charter (2)	4,900	131
First Citizens BancShares	670	93
First Commonwealth Financial (2)	10,300	119
First Community (2)	900	33
First Community Bancorp	1,950	52
First Financial (2)	1,950	60
First Financial Bancorp (2)	4,772	64
First Financial Bankshares (2)	2,896	119
First Merchants (2)	3,083	88
First Midwest Bancorp (2)	4,193	116
First State Bancorporation	2,300	31
First United	4,211	83
FirstBank Puerto Rico	10,600	108
FirstMerit	9,435	195
FNB (2)	6,877	107
FNB United	8,400	88
Frontier Financial (2)	4,350	77
Fulton Financial	20,102	247
GB&T Bancshares	6,300	54
German American Bancorp	4,489	57
Glacier Bancorp (2)	6,112	117
Great Southern Bancorp (2)	4,550	71
Hancock Holding (2)	3,500	147
Hanmi Financial (2)	6,600	49
Harleysville National (2)	4,033	58
Home Bancshares (2)	3,300	69
Horizon Financial (2)	3,155	44
IBERIABANK (2)	2,226	99
Independent Bank - MA (2)	3,050	90
Independent Bank - MI (2)	5,538	57
Integra Bank (2)	2,050	33
International Bancshares	6,702	151
Investors Bancorp (1)	9,200	141
Irwin Financial (2)	1,900	10
KeyCorp	1,363	30
Macatawa Bank (2)	6,400	67
MB Financial (2)	2,067	64
Merchants Bancshares	5,800	133
Midwest Banc Holdings (2)	3,250	42
MidWestOne Financial (1)	2,157	36
Nara Bancorp (2)	3,700	48
National Penn Bancshares (2)	11,235	204
NBT Bancorp (2)	4,380	97
NewBridge Bancorp	7,800	68
Northrim Bank	3,725	68
Old National Bancorp (2)	10,424	188
Old Second Bancorp (2)	2,300	61
Omega Financial (2)	2,700	84
Oriental Financial Group	6,868	135
Pacific Capital Bancorp (2)	4,888	105
Park National (2)	1,440	102
Peapack-Gladstone Financial (2)	2,150	58
Peoples Bancorp (2)	2,950	71
Pinnacle Financial Partners (1)(2)	3,400	87
Popular (2)	48,090	561
Preferred Bank (2)	2,250	38
PrivateBancorp (2)	2,360	74
Prosperity Bancshares	4,960	142
Provident Bankshares (2)	4,301	46
Renasant (2)	2,752	62
Republic Bancorp, Class A (2)	3,166	60
Royal Bank of Canada (2)	547	25
S Y Bancorp (2)	2,321	54
S&T Bancorp	2,200	71
Sandy Spring Bancorp (2)	2,930	81
Seacoast Banking, Class A (2)	3,850	42
Signature Bank (1)	4,400	112
South Financial Group (2)	6,335	94
Southside Bancshares (2)	1,700	41
Southwest Bancorp of Oklahoma	2,600	46
State Bancorp (2)	4,450	53
Sterling Bancorp (2)	2,685	42
Sterling Bancshares	8,225	82
Sterling Financial - PA (1)(2)	3,816	67
Sterling Financial - Spokane (2)	6,128	96
Suffolk Bancorp	1,250	40
Sun Bancorp (2)	1,837	24
Superior Bancorp (1)(2)	7,500	37
Susquehanna Bancshares (2)	10,000	204
SVB Financial Group (1)(2)	5,350	233
Synovus Financial (2)	46,700	517
TCF Financial	12,600	226
Texas Capital Bancshares (1)	3,400	57
Tompkins Financial (2)	1,880	92
Trico Bancshares (2)	2,000	35
Trustmark (2)	6,400	143
UCBH (2)	13,100	102
UMB Financial (2)	2,912	120
Umpqua Bank (2)	6,020	93
Union Bankshares (2)	1,729	33
UnionBancal	8,630	424
United Bankshares (2)	4,400	117
United Community Banks (2)	4,000	68
Univest (2)	1,500	39
Valley National Bancorp (2)	15,532	298
W Holdings Company (2)	19,978	24
Washington Trust Bancorp (2)	3,800	94
Webster Financial	11,510	321
WesBanco	6,475	160
West Bancorporation	2,700	36
West Coast Bancorp	4,270	62
WestAmerica Bank (2)	3,446	181
Western Alliance Bancorp (1)(2)	1,800	23
Whitney (2)	7,062	175
Wilmington Trust	6,025	187
Wintrust Financial	4,250	149
		15,914
Consumer Finance 0.2%
Advance America Cash Advance Centers	7,722	58
AmeriCredit (1)(2)	14,910	150
Cash American International	3,360	122
CompuCredit (1)(2)	4,100	37
Dollar Financial (1)(2)	1,400	32
EZCORP, Class A (1)	2,600	32
First Cash (1)	4,800	50
First Marblehead (2)	9,600	72
Nelnet, Class A (2)	3,722	44
QC Holdings (2)	4,900	44
Student Loan	1,101	109
World Acceptance (1)(2)	2,300	73
		823
Diversified Financial Services 0.7%
Asset Acceptance Capital (2)	4,700	45
Asta Funding (2)	2,400	33
Encore Capital (1)(2)	9,900	67
Financial Federal (2)	3,065	67
Interactive Brokers, Class A (1)(2)	4,800	123
MarketAxess Holdings (1)(2)	2,300	23
NASDAQ OMX Group (1)	23,300	901
Newstar Financial (1)(2)	2,800	15
Nymex Holdings (2)	12,700	1,151
PICO Holdings (1)(2)	3,000	91
Portfolio Recovery Associates (2)	2,450	105
		2,621
Insurance 3.4%
Alfa	7,470	164
Alleghany	778	266
American Equity Investment Life (2)	3,800	35
American Financial Group (2)	9,010	230
AmTrust Financial Services (2)	2,100	34
Arthur J. Gallagher (2)	10,960	259
Baldwin & Lyons, Class B (2)	3,875	100
Brown & Brown	13,706	238
Citizens (1)(2)	7,533	50
CNA Financial (2)	2,900	75
CNA Surety (1)	4,100	63
Commerce Group	6,200	224
Conseco (1)	26,200	267
Crawford, Class B (1)(2)	7,450	39
Delphi Financial, Class A	3,779	111
EMC Insurance Group (2)	2,703	73
Employers Holdings	6,400	119
Erie Indemnity, Class A	5,200	266
Everest Reinsurance	8,600	770
FBL Financial, Class A	2,642	75
Fidelity National Financial, Class A (2)	30,359	557
First American Financial	12,030	408
FPIC Insurance Group (1)	1,600	75
Hanover Insurance Group	5,720	235
Harleysville Group	3,810	138
HCC Insurance Holdings	13,230	300
Hilb Rogal & Hobbs	4,060	128
Hilltop Holdings (1)	11,199	117
Horace Mann Educators (2)	6,710	117
Infinity Property & Casualty	2,100	87
Kansas City Life Insurance	1,880	90
LandAmerica Financial Group (2)	2,000	79
Markel (1)	1,233	543
Mercury General	5,293	235
Midland	2,300	149
National Financial Partners (2)	6,162	139
National Interstate	1,200	28
National Western Life	560	121
Nationwide Financial Services, Class A	10,200	482
Navigators Group (1)	2,150	117
Odyssey Re Holdings (2)	6,000	221
Old Republic International	29,468	381
OneBeacon Insurance Group, Class A	1,700	32
Philadelphia Consolidated (1)	6,700	216
Phoenix Companies	13,999	171
PMA Capital, Class A (1)(2)	6,100	52
Presidential Life	3,500	61
ProAssurance (1)	3,270	176
ProCentury	4,300	77
Protective Life	7,011	284
Reinsurance Group of America (2)	4,520	246
RLI	1,800	89
Safety Insurance Group	2,315	79
Seabright Insurance (1)	12,400	183
Selective Insurance	4,900	117
StanCorp Financial Group	4,700	224
State Auto Financial	3,070	89
Stewart Information Services	2,080	58
Tower Group	1,600	40
United Fire & Casualty	3,600	135
Unitrin (2)	8,150	288
W. R. Berkley	22,872	633
White Mountains Insurance Group	1,337	642
Zenith National	3,634	130
		12,227
Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust, REIT (2)	6,018	145
Agree Realty, REIT (2)	2,300	63
Alexanders, REIT (1)(2)	510	181
Alexandria Real Estate, REIT	3,720	345
AMB Property, REIT	13,304	724
American Financial Realty, REIT	19,850	158
AmeriVest Properties, REIT (1)	6,400	0
Ashford Hospitality Trust, REIT	2,900	16
BioMed Realty Trust, REIT	9,800	234
Brandywine Realty Trust, REIT	13,743	233
BRE Properties, Class A, REIT (2)	6,050	276
Camden Property Trust, REIT	8,100	407
CBL & Associates Properties, REIT	7,660	180
Colonial Properties Trust, REIT	4,241	102
Corporate Office Properties Trust, REIT	7,100	239
Cousins Properties, REIT (2)	5,260	130
DCT Industrial Trust, REIT	24,600	245
Deerfield Capital, REIT	1,064	2
DiamondRock Hospitality, REIT	11,100	141
Digital Realty Trust, REIT (2)	11,500	408
Douglas Emmett, REIT	14,000	309
Duke Realty, REIT	17,961	410
EastGroup Properties, REIT	2,850	132
Entertainment Properties, REIT (2)	3,080	152
Equity Lifestyle Properties, REIT	4,170	206
Equity One, REIT (2)	7,276	174
Essex Property Trust, REIT	2,750	313
Extra Space Storage, REIT	8,000	130
Federal Realty Investment Trust, REIT (2)	7,490	584
FelCor Lodging Trust, REIT	12,000	144
First Industrial Realty, REIT (2)	5,000	154
Franklin Street Properties, REIT (2)	8,700	125
Getty Realty, REIT (2)	3,960	63
Glimcher Realty Trust, REIT (2)	4,860	58
GMH Communities Trust, REIT (2)	8,200	71
Health Care, REIT	9,250	417
Healthcare Realty Trust, REIT	6,080	159
Hersha Hospitality Trust, REIT	10,800	98
Highwoods Properties, REIT	7,213	224
Home Properties of New York, REIT	3,990	191
Hospital Properties Trust, REIT	9,050	308
HRPT Properties Trust, REIT	24,400	164
Inland Real Estate, REIT (2)	4,800	73
Investors Real Estate Trust, REIT	9,950	97
iStar Financial, REIT (2)	7,000	98
Kilroy Realty, REIT	4,520	222
Kite Realty Group Trust, REIT	5,600	78
LaSalle Hotel Properties, REIT	5,100	147
Lexington Realty Trust, REIT	9,950	143
Liberty Property Trust, REIT	11,333	353
LTC Properties, REIT	4,450	114
Macerich Company, REIT	10,561	742
Mack-Cali Realty, REIT	8,934	319
Maguire Properties, REIT (2)	5,580	80
MHI Hospitality, REIT	14,300	90
Mid-America Apartment Communities, REIT	3,330	166
Mission West Properties, REIT	6,240	59
Monmouth, Class A, REIT	19,300	154
National Health Investors, REIT	4,020	126
National Retail Properties, REIT	7,130	157
Nationwide Health Properties, REIT	10,560	356
Omega Healthcare Investors, REIT	11,350	197
Parkway Properties, REIT	2,500	92
Pennsylvania, REIT (2)	4,631	113
Pittsburgh & West Virginia Railroad, REIT (2)	9,638	89
PMC Commercial Trust, REIT	9,188	65
Post Properties, REIT	5,500	212
Potlatch, REIT	5,232	216
PS Business Parks, REIT	2,200	114
Ramco-Gershenson Properties, REIT	3,200	68
Rayonier, REIT	8,934	388
Realty Income, REIT (2)	11,900	305
Regency Centers, REIT	9,586	621
Saul Centers, REIT	2,750	138
Senior Housing Properties, REIT	11,014	261
SL Green Realty, REIT	8,581	699
Sovran Self Storage, REIT	2,200	94
Strategic Hotels & Resorts, REIT (2)	13,000	171
Sun Communities, REIT	3,750	77
Sunstone Hotel Investors, REIT	5,800	93
Tanger Factory Outlet Centers, REIT (2)	4,540	175
Taubman Centers, REIT	7,200	375
U-Store-It, REIT	9,600	109
UDR, REIT	17,888	439
Universal Health Realty Income Trust, REIT	2,350	78
Urstadt Biddle Properties, Class A, REIT	5,100	80
Ventas, REIT	19,040	855
Washington SBI, REIT (2)	5,300	177
Weingarten Realty Investors, REIT (2)	9,340	322
		19,012
Real Estate Management & Development 0.4%
Forest City Enterprises, Class A	9,630	355
FX Real Estate and Entertainment (1)(2)	520	3
Jones Lang LaSalle (2)	4,610	357
Reis (1)	8,100	43
St. Joe (2)	11,070	475
Tejon Ranch (1)(2)	2,570	96
Thomas Properties	4,900	43
		1,372
Thrifts & Mortgage Finance 1.4%
Abington Bancorp (2)	3,200	33
Ameriana Bancorp (2)	4,460	39
Anchor Bancorp Wisconsin (2)	3,480	66
Astoria Financial	7,621	207
Bank Mutual (2)	9,961	107
BankAtlantic, Class A (2)	12,250	48
BankUnited Financial (2)	4,670	23
Brookline Bancorp	8,429	97
Camco Financial	4,900	54
Capitol Federal Financial (2)	6,726	252
Citizens First Bancorp (2)	1,903	20
Clifton Savings Bancorp (2)	5,700	57
Cooperative Bankshares (2)	2,675	29
CORUS Bankshares (2)	6,000	58
Delta Financial	8,600	—
Dime Community Bancshares	6,400	112
Downey Financial (2)	2,050	38
Federal Agricultural Mortgage (2)	1,700	44
First Busey (2)	5,675	120
First Federal Bancshares of Arkansas	4,900	68
First Financial Holdings	3,250	76
First Niagara Financial	10,117	138
First Place Financial (2)	2,749	36
FirstFed Financial (1)(2)	2,220	60
Flagstar Bancorp (2)	6,000	43
Flushing Financial	4,625	81
Franklin Bank (1)(2)	14,150	43
Fremont General (1)(2)	12,300	6
Home Federal Savings Bank	1,700	37
Imperial Capital Bancorp	1,784	39
IndyMac Bank (2)	10,860	54
Kearny Financial (2)	5,200	57
NASB Financial (2)	1,256	33
New Hampshire Thrift	2,980	37
New York Community Bancorp (2)	38,337	699
NewAlliance Bancshares (2)	11,350	139
Northwest Bancorp (2)	6,080	166
OceanFirst Financial	2,450	43
Ocwen Financial (1)(2)	8,130	36
Peoples Community Bancorp	2,600	10
Peoples United Financial	35,661	617
PFF Bancorp (2)	4,065	34
PMI Group (2)	9,720	57
Provident Financial Services (2)	9,118	129
Provident New York Bancorp (2)	7,302	99
Radian (2)	13,808	91
Riverview Bancorp	7,600	76
TFS Financial (2)	11,300	136
TierOne (2)	2,000	23
Triad Guaranty (1)(2)	16,350	82
Trustco Bank (2)	6,550	58
United Community Financial (2)	5,500	34
Washington Federal	7,768	177
Willow Financial Bancorp	7,861	58
WSFS Financial	1,650	81
		5,057

Total Financials		64,401
HEALTH CARE 12.0%

Biotechnology 3.9%
Acadia Pharmaceuticals (1)(2)	8,500	77
Acorda Therapeutics (1)(2)	1,600	29
Alexion Pharmaceutical (1)(2)	5,350	317
Alkermes (1)	13,400	159
Alnylam Pharmaceuticals (1)(2)	4,800	117
Altus Pharmaceuticals (1)(2)	7,000	32
Amylin Pharmaceuticals (1)(2)	15,763	460
Arena Pharmaceuticals (1)(2)	11,700	80
Ariad Pharmaceuticals (1)(2)	17,500	59
ArQule (1)(2)	8,600	37
Array BioPharma (1)	9,000	63
AspenBio Pharma (1)(2)	4,400	25
Avalon Pharmaceuticals (1)(2)	10,500	25
AVI BioPharma (1)(2)	8,500	16
BioCryst Pharmaceuticals (1)(2)	14,100	65
BioMarin Pharmaceutical (1)	13,490	477
BioSphere Medical (1)(2)	6,000	28
Cell Genesys (1)(2)	19,000	45
Cephalon (1)(2)	8,410	542
Cepheid (1)(2)	9,300	227
Critical Therapeutics (1)	7,200	5
Cubist Pharmaceuticals (1)(2)	8,500	157
CV Therapeutics (1)	8,900	63
Cytokinetics (1)(2)	11,200	37
Dendreon (1)(2)	12,960	62
Dyax (1)(2)	9,800	46
Dynavax Technologies (1)(2)	15,300	30
EPIX Pharmaceuticals (1)(2)	13,900	20
Genentech (1)	61,134	4,963
Genitope (1)(2)	6,700	2
Geron (1)(2)	13,350	65
Halozyme Therapeutics (1)(2)	15,700	100
Human Genome Sciences (1)	19,700	116
ImClone Systems (1)	9,243	392
Incyte (1)(2)	15,960	168
Indevus Pharmaceuticals (1)(2)	15,100	72
InterMune (1)(2)	4,570	67
Introgen Therapeutics (1)(2)	6,700	21
Isis Pharmaceuticals (1)(2)	13,080	185
Keryx Biopharmaceuticals (1)(2)	13,500	8
Kosan Biosciences (1)(2)	10,500	16
Lexicon Pharmaceuticals (1)(2)	7,100	14
LifeCell (1)(2)	5,800	244
Ligand Pharmaceuticals, Class B (2)	20,200	81
Mannkind (1)(2)	9,100	54
Martek Biosciences (1)	6,100	186
Medarex (1)(2)	19,900	176
Millennium Pharmaceuticals (1)	39,100	604
Momenta Pharmaceuticals (1)(2)	8,000	87
Myriad Genetics (1)(2)	5,790	233
Neurogen (1)(2)	9,100	17
New Abraxis BioScience (1)	1,075	63
Novavax (1)(2)	9,500	25
Nuvelo (1)(2)	5,300	4
ONYX Pharmaceuticals (1)(2)	7,650	222
OSI Pharmaceuticals (1)	6,800	254
Panacos Pharmaceuticals (1)	6,500	5
PDL Biopharma (1)	17,460	185
Pharmacopeia (1)	14,905	55
Progenics Pharmaceuticals (1)(2)	4,000	26
Regeneron Pharmaceuticals (1)	10,050	193
Rigel Pharmaceuticals (1)(2)	9,500	177
Sangamo BioSciences (1)(2)	6,200	63
Savient Pharmaceuticals (1)(2)	9,100	182
Seattle Genetics (1)(2)	10,420	95
Senomyx (1)(2)	6,700	40
StemCells (1)(2)	8,300	13
Telik (1)(2)	22,400	55
Tercica (1)(2)	7,400	42
Theravance (1)(2)	7,300	77
Third Wave Technologies (1)	10,500	97
United Therapeutics (1)	3,100	269
Vanda Pharmaceuticals (1)(2)	4,100	16
Vertex Pharmaceuticals (1)	22,300	533
XOMA (1)	8,700	23
ZymoGenetics (1)(2)	8,600	84
		13,969
Health Care Equipment & Supplies 3.2%
Abaxis (1)(2)	3,900	90
ABIOMED (1)(2)	6,100	80
Accuray (1)(2)	3,400	27
Advanced Medical Optics (1)(2)	8,740	177
Align Technology (1)(2)	9,530	106
American Medical Systems (1)(2)	9,400	133
Analogic	1,880	125
Angiodynamics (1)	4,232	49
ArthroCare (1)(2)	3,620	121
Aspect Medical Systems (1)(2)	3,950	24
Beckman Coulter	6,892	445
Biolase Technology (1)(2)	13,300	41
Candela Laser (1)	8,300	28
Cerus (1)(2)	9,970	57
Conceptus (1)(2)	5,600	104
ConMed (1)	3,950	101
Cooper Companies	7,661	264
CryoLife (1)(2)	7,350	69
Cyberonics (1)(2)	5,500	80
Datascope	1,780	74
Dentsply International	19,600	757
Digirad (1)(2)	8,200	23
Edwards Lifesciences (1)	5,850	261
Endologix (1)(2)	6,000	18
EV3 (1)(2)	13,042	106
Exactech (1)	1,700	43
Gen-Probe (1)	6,920	333
Greatbatch (1)(2)	3,350	62
Haemonetics (1)	3,100	185
Hillenbrand Industries	7,050	337
Hologic (1)	16,177	899
ICU Medical (1)(2)	2,700	78
IDEXX Laboratories (1)	7,000	345
Immucor (1)	8,668	185
Integra LifeSciences (1)(2)	2,300	100
Intuitive Surgical (1)	4,910	1,593
Invacare (2)	6,200	138
Inverness Medical Innovations (1)(2)	7,860	237
Invitrogen (1)	5,942	508
Kensey Nash (1)	2,400	69
Kinetic Concepts (1)(2)	7,350	340
Medical Action Industries (1)	3,450	57
Mentor (2)	4,760	122
Meridian Bioscience	6,075	203
Merit Medical Systems (1)	5,525	87
National Dentex (1)	1,500	19
NMT Medical (1)(2)	7,600	29
NuVasive (1)	2,600	90
OraSure Technologies (1)(2)	7,775	57
Palomar Medical Technologies (1)	1,200	18
Quidel (1)	5,200	83
ResMed (1)	12,100	510
RTI Biologics (1)(2)	6,200	59
Sonic Innovations (1)(2)	8,700	42
SonoSite (1)(2)	2,850	81
Spectranetics (1)	2,000	17
Steris	6,491	174
SurModics (1)(2)	2,150	90
Symmetry Medical (1)	5,400	90
Synovis Life Technologies (1)	4,100	64
Theragenics (1)	8,600	34
Thoratec (1)(2)	7,352	105
Vital Signs	1,850	94
Volcano (1)	1,900	24
West Pharmaceutical Services (2)	3,680	163
Wright Medical Group (1)	5,800	140
Zoll Medical (1)	4,000	106
		11,370
Health Care Providers & Services 2.4%
Air Methods (1)(2)	1,100	53
Alliance Imaging (1)(2)	6,600	57
Amedisys (1)	4,000	157
AMERIGROUP (1)	6,180	169
AMN Healthcare Services (1)	5,305	82
AmSurg, Class A (1)(2)	3,800	90
Apria Healthcare (1)	5,740	113
Assisted Living Concepts, Class A (1)(2)	10,400	61
Bioscrip (1)	6,900	47
Brookdale Senior Living (2)	4,400	105
Capital Senior Living (1)(2)	4,300	35
Centene (1)	6,500	91
Chemed	3,900	165
Community Health System (1)	11,622	390
CorVel (1)	2,875	88
Cross Country Healthcare (1)	4,780	59
DaVita (1)	13,075	624
Emeritus (1)(2)	1,800	38
Five Star Quality Care (1)(2)	13,000	83
Gentiva Health Services (1)	5,050	110
Hanger Orthopedic Group (1)	5,450	59
Health Management (1)(2)	27,300	144
Health Net (1)	14,230	438
HealthExtras (1)	4,800	119
HealthSouth (1)(2)	10,800	192
HealthSpring (1)	6,300	89
Healthways (1)(2)	4,741	168
Henry Schein (1)	13,100	752
HMS Holdings (1)(2)	4,700	134
Hooper Holmes (1)	7,650	5
inVentiv Health (1)	4,100	118
Kindred Healthcare (1)	3,714	81
Landauer	2,400	121
LCA-Vision (2)	3,050	38
LHC Group (1)	1,200	20
LifePoint Hospitals (1)	6,530	179
Lincare Holdings (1)	12,355	347
Magellan Health Services (1)(2)	4,700	187
Matria Healthcare (1)	3,550	79
Medcath (1)	3,350	61
Medical Staffing Network (1)	3,800	18
Molina Healthcare (1)(2)	600	15
National Healthcare (2)	2,177	106
Nighthawk Radiology (1)	1,700	16
Odyssey Healthcare (1)	7,087	64
Omnicare (2)	14,916	271
Owens & Minor	4,300	169
PDI (1)	7,000	59
Pediatrix Medical Group (1)	5,900	398
PharMerica (1)(2)	5,559	92
PSS World Medical (1)(2)	7,990	133
Psychiatric Solutions (1)(2)	7,400	251
Q-Med (1)(2)	2,600	—
RadNet (1)	2,000	14
RehabCare Group (1)	4,100	61
Res-Care (1)	3,800	65
Sun Healthcare (1)	2,700	35
Sunrise Senior Living (1)	5,800	129
U.S. Physical Therapy (1)	5,600	81
Universal American Financial (1)	5,940	63
Universal Health Services	6,447	346
VCA Antech (1)	11,100	304
		8,638
Health Care Technology 0.3%
Allscripts Healthcare (1)(2)	7,800	81
Cerner (1)(2)	8,960	334
Computer Programs & Systems (2)	2,700	56
Eclipsys (1)(2)	7,500	147
HealthStream (1)(2)	9,900	29
HLTH (1)(2)	23,181	221
Merge Healthcare (1)(2)	10,600	6
Omnicell (1)	6,320	127
Phase Forward (1)	3,100	53
TriZetto Group (1)(2)	6,900	115
		1,169
Life Sciences Tools & Services 1.3%
Accelrys (1)	7,410	40
Affymetrix (1)	10,240	178
Albany Molecular Research (1)	4,410	54
AMAG Pharmaceuticals (1)(2)	2,400	97
Bio-Rad Laboratories, Class A (1)	2,300	205
Bruker (1)	11,350	175
Caliper Life Sciences (1)(2)	12,050	45
Cambrex	4,110	28
Charles River Laboratories International (1)	8,300	489
CombiMatrix (1)(2)	29,400	280
Covance (1)	7,812	648
Dionex (1)	2,000	154
Enzo Biochem (1)(2)	4,885	44
Exelixis (1)(2)	16,090	112
Harvard Bioscience (1)	10,800	54
Illumina (1)(2)	7,400	562
Luminex (1)(2)	5,500	108
Nektar Therapeutics (1)(2)	16,700	116
Parexel International (1)	6,780	177
Pharmaceutical Product Development	13,322	558
Techne (1)	5,900	397
Varian (1)	3,300	191
		4,712
Pharmaceuticals 0.9%
Adolor (1)	12,800	58
Akorn (1)(2)	2,900	14
Alexza Pharmaceuticals (1)(2)	9,300	64
Alpharma, Class A (1)(2)	4,800	126
APP Pharmaceuticals (1)	6,600	80
Auxilium Pharmaceuticals (1)(2)	3,400	91
Barrier Therapeutics (1)(2)	9,100	31
Bentley Pharmaceuticals (1)(2)	5,572	91
Columbia Laboratories (1)(2)	5,600	12
Cypress Biosciences (1)	4,700	34
DURECT (1)(2)	12,600	66
Endo Pharmaceutical (1)	16,719	400
Inspire Pharmaceuticals (1)(2)	14,750	57
KV Pharmaceutical, Class A (1)(2)	5,450	136
Medicines Company (1)(2)	7,290	147
Medicis Pharmaceutical, Class A (2)	6,900	136
Nastech Pharmaceutical (1)(2)	2,200	5
Noven Pharmaceuticals (1)(2)	4,153	37
Pain Therapeutics (1)(2)	10,700	90
Par Pharmaceutical (1)(2)	5,194	90
Penwest Pharmaceuticals (1)(2)	34,700	90
Perrigo (2)	10,365	391
Salix Pharmaceuticals (1)(2)	8,073	51
Santarus (1)	12,000	31
Sciele Pharma (1)(2)	5,210	102
Sepracor (1)	13,449	263
Valeant Pharmaceuticals (1)(2)	12,510	160
ViroPharma (1)(2)	10,700	96
VIVUS (1)	16,800	101
Xenoport (1)	4,000	162
		3,212

Total Health Care		43,070
INDUSTRIALS & BUSINESS SERVICES 14.7%

Aerospace & Defense 1.3%
AAR (1)(2)	4,400	120
Alliant Techsystems (1)	4,400	455
Allied Defense Group (1)(2)	8,100	48
American Science Engineering (2)	1,400	76
Applied Energetics (1)(2)	7,300	12
Applied Signal Technology	4,250	50
Argon ST (1)(2)	2,100	36
BE Aerospace (1)	12,250	428
Ceradyne (1)(2)	3,400	109
Cubic	2,900	82
Curtiss-Wright	4,600	191
DRS Technologies	4,685	273
Ducommun (1)	1,700	47
Esterline Technologies (1)	3,090	156
GenCorp (1)(2)	10,510	108
Harris	17,138	832
HEICO (2)	1,300	63
Hexcel (1)	13,400	256
Innovative Solutions & Support (1)(2)	4,700	50
Ladish Company (1)	2,100	76
Moog, Class A (1)	4,730	200
MTC Technologies (1)(2)	2,300	55
Orbital Sciences (1)	7,770	187
Spirit Aerosystems Holdings, Class A (1)	9,900	219
Sypris Solutions	6,200	26
Taser International (1)(2)	18,860	177
Teledyne Technologies (1)	4,100	193
Transdigm Group (1)	4,000	148
Triumph Group (2)	1,750	100
		4,773
Air Freight & Logistics 0.1%
Forward Air	4,185	148
Hub Group, Class A (1)	6,000	198
Pacer International	4,280	70
Park Ohio Holdings (1)(2)	2,800	44
		460
Airlines 0.6%
AirTran (1)(2)	15,430	102
Alaska Air Group (1)(2)	5,550	109
AMR (1)(2)	40,210	363
Continental Airlines, Class B (1)	13,940	268
Delta Air Lines (1)	31,700	273
ExpressJet (1)(2)	11,760	31
Frontier Airlines (1)(2)	10,300	26
Mesa Air Group (1)(2)	11,721	27
Northwest Airlines (1)	34,400	309
Pinnacle Airlines (1)(2)	4,600	40
Republic Airways (1)	2,000	43
SkyWest	8,330	176
UAL (2)	6,800	146
US Airways (1)(2)	10,856	97
		2,010
Building Products 0.5%
AAON	2,672	54
Advanced Environmental Recycling Technologies, Class A (1)(2)	4,000	3
American Woodmark (2)	2,480	51
Ameron International	1,200	112
Apogee Enterprises	4,500	69
Armstrong Worldwide Industries	1,800	64
Gibraltar Industries (2)	4,225	50
Griffon (1)(2)	3,800	33
Lennox International	7,890	284
NCI Building Systems (1)(2)	2,350	57
Owens Corning (1)(2)	13,100	238
Simpson Manufacturing (2)	5,200	141
Trex (1)(2)	22,900	180
Universal Forest Products (2)	6,490	209
USG (1)(2)	10,650	392
		1,937
Commercial Services & Supplies 3.4%
A. T. Cross, Class A (1)	4,800	33
ABM Industries	4,850	109
Acco Brands (1)(2)	6,600	90
Administaff	3,850	91
Advisory Board (1)	2,540	140
American Reprographics (1)(2)	6,000	89
Angelica	3,800	68
Bowne	3,450	53
Brinks Company	5,449	366
Casella Waste Systems, Class A (1)	8,075	88
CBIZ (1)(2)	6,650	54
CDI	1,900	48
Cenveo (1)(2)	7,300	76
ChoicePoint (1)	10,157	483
Clean Harbors (1)(2)	2,900	188
Consolidated Graphics (1)	1,300	73
Copart (1)	8,100	314
Cornell Companies (1)	2,200	49
Corporate Executive Board (2)	6,800	275
Corrections Corporation of America (1)	15,000	413
CoStar Group (1)(2)	2,740	118
Courier (2)	2,400	60
Covanta Holding (1)	21,804	600
CRA International (1)(2)	1,550	50
Deluxe	6,328	122
Diamond Management & Technology Consultants (2)	5,050	33
Dun & Bradstreet	7,100	578
Ecology & Environment, Class A	8,005	96
Ennis Business Forms	4,757	80
FTI Consulting (1)	5,695	405
Fuel Tech (1)(2)	1,000	20
G & K Services, Class A (2)	2,070	74
GEO (1)	6,300	179
GeoEye (1)	2,400	62
Healthcare Services (2)	1,200	25
Heidrick & Struggles International (2)	2,458	80
Herman Miller	6,750	166
HNI Corporation (2)	4,780	128
Huron Consulting Group (1)	2,600	108
ICT Group (1)(2)	2,600	26
IHS (1)	6,400	412
IKON Office Solutions	14,770	112
Innerworkings (1)(2)	8,800	123
Interface, Class A	6,600	93
Kelly Services, Class A	2,432	50
Kenexa (1)(2)	2,100	39
Kforce (1)	5,656	50
Kimball International, Class B	4,690	50
Knoll	4,700	54
Korn/Ferry (1)	5,900	100
Layne Christensen (1)	3,000	105
Learning Tree International (1)(2)	3,650	51
LECG (1)	5,850	55
M & F Worldwide (1)(2)	400	15
Manpower	11,176	629
McGrath RentCorp (2)	3,000	72
Mine Safety Appliances (2)	3,200	132
Mobile Mini (1)(2)	4,900	93
Multi-Color (2)	5,512	123
Navigant Consulting (1)	7,100	135
On Assignment (1)	5,650	36
PHH (1)	5,979	104
Pike Electric (1)	4,200	58
PRG-Schultz International (1)	1,300	11
Republic Services	25,075	733
Resources Connection	6,000	107
Rollins	8,212	145
School Specialty (1)(2)	1,426	45
Spherion (1)	8,780	54
Standard Register (2)	6,100	47
Steelcase, Class A	10,459	116
Stericycle (1)	11,500	592
Superior Uniform Group	11,400	114
TeleTech Holdings (1)	6,990	157
Tetra Tech (1)(2)	6,750	132
TRC (1)(2)	3,100	13
TRM (1)(2)	3,500	1
TrueBlue (1)	7,800	105
United Stationers (1)	4,073	194
Viad	2,277	82
Volt Information Sciences (1)(2)	3,950	67
Waste Connections (1)	8,625	265
Watson Wyatt	4,050	230
		12,011
Construction & Engineering 1.1%
AECOM Technology (1)	6,700	174
EMCOR Group (1)	7,860	175
Foster Wheeler (1)	18,200	1,030
Furmanite (1)	8,700	74
Granite Construction (2)	4,100	134
Insituform Technologies (1)(2)	5,450	75
KBR (1)	23,100	641
Michael Baker (1)	1,600	36
Northwest Pipe (1)(2)	2,400	102
Perini (1)	3,800	138
Quanta Services (1)(2)	21,808	505
Shaw Group (1)	10,350	488
Sterling Construction (1)	3,900	71
URS (1)	8,600	281
		3,924
Electrical Equipment 1.3%
A.O. Smith	3,360	110
Acuity Brands	4,750	204
American Superconductor (1)(2)	7,600	176
AMETEK	12,700	558
Baldor Electric	5,640	158
Belden (2)	5,463	193
Brady, Class A	6,600	221
BTU International (1)(2)	5,600	52
Chase	4,200	76
Encore Wire (2)	2,475	45
Energy Conversion Devices (1)(2)	6,200	185
Evergreen Solar (1)(2)	19,800	184
Franklin Electric (2)	2,200	75
FuelCell Energy (1)(2)	20,950	139
General Cable (1)	7,100	419
GrafTech International (1)	18,150	294
Hubbell, Class B	6,833	299
II-VI (1)	3,300	125
LSI Industries	7,325	97
Medis Technologies (1)(2)	12,200	111
Plug Power (1)(2)	9,700	30
Powell Industries (1)	2,700	106
Power-One (1)(2)	7,600	24
Regal-Beloit	4,000	147
Superior Essex (1)	700	20
Thomas & Betts (1)	7,276	265
Ultralife Batteries (1)(2)	4,500	53
Valence Technology (1)(2)	7,088	31
Vicor (2)	5,800	69
Woodward Governor	8,200	219
		4,685
Industrial Conglomerates 0.8%
Carlisle Companies	7,420	248
McDermott International (1)	30,150	1,653
Roper Industries	12,426	739
Teleflex	4,330	206
Tredegar	5,800	106
		2,952
Machinery 3.5%
3-D Systems (1)(2)	2,600	38
Accuride (1)(2)	7,000	57
Actuant, Class A (2)	7,020	212
AGCO (1)	11,750	704
Albany International (2)	3,003	109
Astec Industries (1)	2,600	101
Barnes Group	6,200	142
Blount International (1)(2)	6,577	81
Briggs & Stratton (2)	7,000	125
Bucyrus International, Class A	4,899	498
Cascade (2)	1,150	57
Clarcor	6,240	222
Columbus McKinnon (1)	2,900	90
Commercial Vehicle Group (1)	4,300	43
Crane	6,241	252
Donaldson	8,671	349
Dynamic Materials	800	35
EnPro Industries (1)(2)	3,050	95
ESCO Technologies (1)(2)	3,540	141
Federal Signal	5,800	81
Flowserve	7,260	758
Force Protection (1)(2)	10,100	20
Freightcar America (2)	1,900	65
Gardner Denver (1)	6,800	252
Graco	9,675	351
Graham	2,125	76
Greenbrier Companies (2)	2,700	72
Harsco	12,160	673
Hurco Companies (1)	1,600	75
IDEX	10,755	330
Joy Global	13,387	872
Kaydon (2)	3,070	135
Kennametal	10,600	312
Lincoln Electric Holdings	6,090	393
Lindsay (2)	1,750	179
Met-Pro (2)	11,169	125
Middleby (1)(2)	2,200	137
Mueller Industries	4,200	121
Mueller Water Products, Class B (2)	14,943	118
NACCO Industries	600	49
NN	7,300	71
Nordson	4,110	221
Oshkosh	8,900	323
Pentair	13,460	429
RBC Bearings (1)	3,800	141
Robbins & Myers	5,400	176
SPX	6,805	714
Tennant	2,400	96
Timken	12,600	374
Titan International (2)	3,000	92
Toro (2)	5,080	210
Trinity Industries (2)	11,279	301
TurboChef (1)(2)	17,099	112
Twin Disc	3,600	57
Valmont Industries (2)	3,200	281
Wabash National (2)	4,790	43
Wabtec	5,930	223
Watts Water Technologies, Class A (2)	4,250	119
		12,528
Marine 0.4%
Alexander & Baldwin (2)	5,350	230
American Commercial Lines (1)(2)	7,300	115
Eagle Bulk Shipping (2)	3,800	98
Genco Shipping & Trading (2)	2,000	113
Horizon Lines, Class A (2)	1,400	26
Kirby Corporation (1)	7,500	428
Overseas Shipholding Group (2)	3,640	255
		1,265
Road & Rail 0.8%
AMERCO (1)(2)	1,800	103
Arkansas Best (2)	3,210	102
Con-Way	6,600	327
Dollar Thrifty Auto Group (1)(2)	2,840	39
Genesee & Wyoming, Class A (1)	5,618	193
Heartland Express (2)	10,123	144
Hertz (1)	11,700	141
J.B. Hunt Transport Services (2)	14,352	451
Kansas City Southern Industries (1)(2)	9,900	397
Knight Transportation (2)	9,292	153
Landstar Systems	7,900	412
Old Dominion Freight Line (1)(2)	5,012	160
Patriot Transportation Holdings (1)(2)	700	55
Quality Distribution (1)	4,700	15
Saia (1)	3,300	52
USA Truck (1)(2)	4,400	57
Werner Enterprises (2)	7,253	135
YRC Worldwide (1)(2)	6,730	88
		3,024
Trading Companies & Distributors 0.8%
Applied Industrial Technologies	5,062	151
Beacon Roofing Supply (1)(2)	7,000	70
Electro Rent (2)	2,100	32
Fastenal (2)	15,200	698
GATX	6,550	256
H&E Equipment Services (1)(2)	3,600	45
Interline Brands (1)	4,000	74
Kaman	3,561	101
Lawson Products	1,400	39
MSC Industrial Direct	9,400	397
NuCo2 (1)	4,000	111
Rush Enterprises, Class A (1)	2,900	46
UAP Holding	6,300	242
United Rentals (1)	9,350	176
Watsco (2)	3,700	153
WESCO International (1)(2)	8,351	305
		2,896
Transportation Infrastructure 0.1%
Macquarie Infrastructure (2)	6,500	189
		189

Total Industrials & Business Services		52,654
INFORMATION TECHNOLOGY 14.3%

Communications Equipment 1.1%
ADC Telecommunications (1)	13,300	161
ADTRAN	7,873	146
Anaren (1)	2,100	27
Arris Group (1)	18,953	110
Avocent (1)	6,900	117
Aware (1)(2)	6,500	24
Black Box	2,070	64
Blue Coat Systems (1)	4,740	104
Commscope (1)	8,490	296
Comtech Telecommunications (1)	2,960	115
Digi International (1)	5,260	61
Ditech Networks (1)(2)	7,050	21
Dycom Industries (1)(2)	5,763	69
Echostar (1)(2)	5,144	152
EMS Technologies (1)	2,600	71
Endwave (1)	8,300	50
F5 Networks (1)	11,000	200
Finisar (1)(2)	37,000	47
Foundry Networks (1)	18,500	214
Harmonic (1)	13,554	103
Harris Stratex Networks, Class A (1)(2)	6,726	67
InterDigital (1)(2)	5,960	118
IXIA (1)(2)	11,700	91
KVH Industries (1)	7,400	58
Mastec (1)	13,650	112
MRV Communications (1)(2)	11,520	16
Netgear (1)	5,000	100
Oplink Communications (1)(2)	1,600	14
Optical Cable (1)	213	1
Packeteer (1)(2)	12,750	65
PC-Tel (1)	8,300	56
Performance Technologies (1)	8,116	37
Plantronics	7,350	142
Polycom (1)	12,250	276
Powerwave Technologies (1)(2)	24,586	63
Riverbed Technology (1)	4,700	70
SeaChange International (1)	11,350	80
Sonus Networks (1)(2)	42,300	145
Symmetricom (1)(2)	6,400	22
Tekelec (1)(2)	10,630	132
Telkonet (1)(2)	7,100	6
Tollgrade Communications (1)	7,250	38
ViaSat (1)	3,900	85
Vyyo (1)(2)	18,600	8
		3,954
Computers & Peripherals 1.0%
Avid Technology (1)(2)	5,626	137
Brocade Communications Systems (1)	54,639	399
Cray (1)	9,177	55
Datalink (1)	6,400	25
Diebold	8,890	334
Electronics for Imaging (1)	7,700	115
Emulex (1)	12,540	204
Hutchinson Technology (1)(2)	3,920	62
Hypercom (1)(2)	10,020	43
Imation (2)	3,830	87
Immersion (1)	6,700	48
Intermec (1)(2)	7,410	164
Intevac (1)	4,300	56
Isilon Systems (1)(2)	12,900	63
LaserCard (1)(2)	6,350	54
Mobility Electronics (1)(2)	2,900	4
NCR (1)	19,100	436
Novatel (1)(2)	10,150	98
Overland Storage (1)(2)	3,132	4
Palm (1)	38,900	194
Presstek (1)(2)	10,922	48
Quantum (1)(2)	13,140	28
Rackable Systems (1)	4,200	38
Rimage (1)	2,800	61
STEC (1)(2)	8,600	53
Synaptics (1)(2)	3,650	87
Video Display (1)(2)	8,180	60
Western Digital (1)	27,021	731
		3,688
Electronic Equipment & Instruments 2.7%
Agilysys (2)	3,452	40
Amphenol, Class A	20,572	766
Anixter International (1)(2)	5,800	371
Arrow Electronics (1)	15,775	531
Avnet (1)	16,750	548
AVX (2)	9,802	126
Benchmark Electronics (1)	8,900	160
Brightpoint (1)(2)	7,579	63
CalAmp (1)(2)	6,500	18
Checkpoint Systems (1)	5,460	147
Coherent (1)(2)	3,650	102
CTS	3,450	37
Daktronics	5,800	104
Dolby Laboratories, Class A (1)	4,940	179
DTS (1)(2)	2,800	67
Echelon (1)(2)	2,500	34
Electro Scientific Industries (1)	5,100	84
Excel Technologies (1)	2,500	67
FARO Technologies (1)(2)	700	22
First Solar (1)	4,700	1,086
FLIR Systems (1)(2)	17,000	512
Gerber Scientific (1)	4,100	36
I.D. Systems (1)(2)	4,500	34
Ingram Micro, Class A (1)	16,962	269
Insight Enterprises (1)	7,050	123
Itron (1)	4,300	388
Keithley Instruments	2,900	28
KEMET (1)(2)	12,300	50
L-1 Identity Solutions (1)(2)	8,329	111
LeCroy (1)(2)	4,600	40
Lo-Jack (1)	3,500	44
Maxwell Technologies (1)(2)	7,100	72
Mercury Computer Systems (1)	8,500	48
Merix (1)	8,000	16
Methode Electronics	5,750	67
Mettler-Toledo International (1)	3,800	369
MTS Systems	2,250	73
National Instruments	6,750	176
Newport (1)(2)	4,050	45
Nu Horizons Electronics (1)(2)	4,200	26
OSI Systems (1)	2,738	63
Park Electrochemical	2,600	67
PC Connection (1)(2)	5,800	46
Photon Dynamics (1)(2)	5,450	58
Planar Systems (1)	5,800	23
Plexus (1)	7,760	218
RadiSys (1)(2)	5,200	53
Research Frontiers (1)(2)	13,000	88
Rofin-Sinar Technology (1)	2,800	126
Rogers (1)	2,450	82
ScanSource (1)	3,600	130
Sigmatron International (1)	1,300	8
Sunpower (1)(2)	2,900	216
Tech Data (1)	7,480	245
Technitrol	5,450	126
Trimble Navigation (1)(2)	15,012	429
TTM Technologies (1)	6,250	71
Vishay Intertechnology (1)	27,778	252
Wireless Xcessories (1)(2)	4,500	6
X-Rite (1)	7,400	44
Zygo (1)	3,820	48
		9,478
Internet Software & Services 1.0%
Ariba (1)(2)	16,615	161
Art Technology Group (1)	23,000	89
Bankrate (1)(2)	700	35
Chordiant Software (1)	14,108	85
CNET Networks (1)(2)	23,991	170
DealerTrack (1)(2)	5,100	103
Digital River (1)(2)	5,250	163
Earthlink (1)	19,140	145
Entrust Technologies (1)	5,600	14
Equinix (1)	5,760	383
InfoSpace.com	8,250	95
Internap Network Services (1)(2)	9,800	49
Internet Capital Group (1)(2)	2,500	26
Interwoven (1)	9,466	101
J2 Global Communications (1)	7,300	163
Jupitermedia (1)	6,800	14
Keynote Systems (1)(2)	4,073	48
LoopNet (1)(2)	1,500	19
Marchex, Class B (2)	6,300	63
Move (1)(2)	23,450	72
Omniture (1)	7,505	174
Openwave Systems (2)	14,000	34
Perficient (1)(2)	5,000	40
RealNetworks (1)	6,000	34
Saba Software (1)(2)	24,887	93
SAVVIS (1)(2)	5,073	83
SonicWALL (1)	12,700	104
SupportSoft (1)(2)	10,200	34
Taleo, Class A (1)	5,500	107
Terremark Worldwide (1)(2)	8,300	45
The Knot (1)(2)	2,300	27
Travelzoo (1)(2)	2,900	32
United Online	10,675	113
ValueClick (1)	14,591	252
WebMD Health (1)(2)	3,100	73
Websense (1)(2)	6,900	129
		3,372
IT Services 2.4%
Acxiom	8,000	95
Alliance Data Systems (1)	10,600	504
BearingPoint (1)(2)	30,200	51
Broadridge Financial Solutions	20,200	356
CACI International, Class A (1)	4,300	196
CIBER (1)	8,240	40
CSG Systems International (1)	5,600	64
CyberSource (1)	9,685	142
DST Systems (1)(2)	6,363	418
Edgewater Technology (1)	6,667	35
Euronet Worldwide (1)(2)	6,350	122
Forrester Research (1)	2,300	61
Gartner (1)(2)	11,050	214
Gevity HR	27,760	240
Global Cash Access (1)(2)	6,400	38
Global Payments	9,812	406
Heartland Payment Systems (2)	5,100	117
Hewitt Associates, Class A (1)	13,790	548
iGate (1)	8,000	57
InfoUSA	6,900	42
Integral Systems (2)	2,643	77
Iron Mountain (1)	21,477	568
Man Tech International, Class A (1)	3,000	136
Mastercard, Class A (2)	9,000	2,007
Maximus	2,900	106
Moneygram International (2)	10,509	20
MPS Group (1)	13,640	161
Neustar, Class A (1)(2)	9,600	254
Perot Systems, Class A (1)	9,870	148
RightNow Technologies (1)(2)	15,600	186
Saic (1)(2)	19,600	364
Sapient (1)(2)	17,450	121
SRA International, Class A (1)	6,560	160
Startek (1)	5,500	51
Sykes Enterprises (1)	4,200	74
Syntel (2)	3,710	99
The Hackett Group (1)	4,700	18
TNS (1)	3,200	66
Verifone Holdings (1)(2)	7,800	124
Wright Express (1)	5,000	154
		8,640
Office Electronics 0.1%
Zebra Technologies (1)	9,325	311
		311
Semiconductor & Semiconductor Equipment 2.5%
Actel (1)	5,850	90
Advanced Energy Industries (1)	7,650	101
Aehr Test Systems (1)	11,504	97
Amkor Technology (1)(2)	23,120	247
Amtech Systems (1)	5,800	70
ANADIGICS (1)(2)	10,195	67
Asyst Technology (1)	11,450	40
Atheros Communications (1)(2)	8,750	182
Atmel (1)	46,500	162
Axcelis Technologies (1)	15,830	89
Brooks Automation (1)	13,216	128
Cabot Microelectronics (1)	3,382	109
Centillium Communications (1)	4,400	3
Cirrus Logic (1)	15,540	104
Cognex	6,050	132
Cohu (2)	4,000	65
Cree (1)(2)	11,200	313
Cymer (1)(2)	5,900	154
Cypress Semiconductor (1)	20,850	492
Diodes (1)(2)	3,750	82
DSP Group (1)	3,990	51
EMCORE (1)(2)	8,500	49
Entegris (1)	15,477	111
Exar (1)(2)	6,250	51
Fairchild Semiconductor, Class A (1)	18,910	225
FEI (1)	4,150	91
Formfactor (1)	6,500	124
FSI International (1)	8,200	11
Hi/fn (1)	7,709	39
Hittite Microwave (1)	3,300	123
Integrated Device Technology (1)	29,659	265
Integrated Silicon Solution (1)	8,244	50
International Rectifier (1)	10,520	226
Intersil, Class A	19,376	497
IXYS (1)(2)	4,500	31
Kopin (1)(2)	8,100	21
Kulicke & Soffa (1)	11,660	56
Lam Research (1)	17,420	666
LTX (1)(2)	11,850	37
Mattson Technology (1)	15,743	96
Microsemi (1)(2)	10,500	239
Mindspeed Technologies (1)(2)	8,950	4
MKS Instruments (1)	5,000	107
MoSys (1)(2)	9,600	42
Nanometrics (1)	7,600	54
Netlogic Microsystems (1)(2)	2,900	70
Omnivision Technologies (1)(2)	8,430	142
ON Semiconductor (1)(2)	45,460	258
PDF Solutions (1)(2)	4,601	25
Pericom Semiconductor (1)	6,100	89
Photronics (1)	8,760	84
PLX Technology (1)(2)	6,000	40
PMC-Sierra (1)(2)	25,600	146
Rambus (1)(2)	12,230	285
RF Micro Devices (1)(2)	24,839	66
Rudolph Technologies (1)(2)	5,100	50
Semitool (1)(2)	4,000	33
Semtech (1)	7,800	112
Sigma Designs (1)(2)	3,600	82
Silicon Image (1)(2)	12,100	61
Silicon Laboratories (1)	8,550	270
Silicon Storage Technology (1)	10,590	28
SiRF Technology Holdings (1)(2)	7,400	38
Skyworks Solutions (1)(2)	25,216	184
Spansion, Class A (1)(2)	14,400	40
SRS Labs (1)	8,800	47
Standard Microsystems (1)	5,000	146
Tessera Technologies (1)	6,860	143
Trident Microsystems (1)	8,700	45
Ultratech (1)	5,600	54
Varian Semiconductor Equipment (1)	10,543	297
Veeco (1)(2)	5,029	84
Virage Logic (1)	5,100	29
Zoran (1)	8,387	115
		9,056
Software 3.5%
ACI Worldwide (1)(2)	4,600	92
Activision (1)	36,533	998
Actuate (1)	13,400	55
Advent Software (1)(2)	3,200	136
Ansoft (1)	6,000	183
Ansys (1)	10,140	350
AuthentiDate Holding (1)(2)	4,450	2
BEA Systems (1)	52,072	997
Blackbaud (2)	5,800	141
Blackboard (1)	3,700	123
Borland Software (1)(2)	20,510	41
Bottomline Technologies (1)	6,600	83
Cadence Design Systems (1)(2)	32,917	352
CallWave (1)(2)	4,500	12
Captaris (1)	9,600	42
Catapult Communications (1)(2)	5,200	27
Commvault Systems (1)	1,200	15
Concur Technologies (1)(2)	5,200	161
Digimarc (1)	5,700	57
Epicor Software (1)	9,800	110
EPIQ Systems (1)(2)	4,700	73
FactSet Research Systems (2)	5,100	275
Fair Isaac (2)	7,485	161
FalconStor Software (1)(2)	7,800	59
Informatica (1)	13,050	223
Interactive Intelligence (1)	4,353	51
InterVoice (1)	6,600	52
Jack Henry & Associates	8,650	213
JDA Software Group (1)	4,900	89
Lawson Software (1)	17,100	129
Macrovision (1)	7,010	95
Magma Design Automation (1)(2)	8,750	84
Manhattan Associates (1)	4,160	95
McAfee (1)	20,392	675
Mentor Graphics (1)	11,280	100
MICROS Systems (1)	9,840	331
MicroStrategy (1)	1,306	97
Napster (1)(2)	5,500	8
NAVTEQ (1)	13,400	911
Nuance Communications (1)	20,311	354
OPNET Technologies (1)	4,800	39
Parametric Technology (1)	13,700	219
Peerless Systems (1)(2)	3,300	6
Pegasystems (2)	5,300	51
Phoenix Technologies (1)	7,800	122
PLATO Learning (1)(2)	6,466	19
Progress Software (1)	4,450	133
Quality Systems (2)	2,400	72
Quest Software (1)	3,400	44
Radiant Systems (1)	5,150	72
Red Hat (1)(2)	33,150	610
Renaissance Learning (2)	2,350	33
Salary.com (1)	4,000	26
Salesforce.com (1)	11,140	645
Secure Computing (1)(2)	14,190	91
Smith Micro Software (1)(2)	5,400	33
Sonic Solutions (1)(2)	7,300	70
Sourcefire (1)(2)	8,500	51
SPSS (1)	3,400	132
Sybase (1)	10,822	285
Symyx Technologies (1)(2)	9,550	72
Synchronoss Tech (1)(2)	1,200	24
Synopsys (1)	18,286	415
Take-Two Interactive Software (1)	10,545	269
TeleCommunication Systems (1)	5,800	18
THQ (1)	8,362	182
TIBCO Software (1)	27,980	200
TiVo (1)(2)	26,000	228
Ultimate Software Group (1)(2)	5,600	168
Vasco Data Security International (1)	2,600	36
Wind River Systems (1)	32,646	253
		12,670

Total Information Technology		51,169
MATERIALS 6.5%

Chemicals 3.0%
A. Schulman	4,350	89
Airgas	9,950	452
Albermarle	9,400	343
American Vanguard	4,566	76
Arch Chemicals	3,390	126
Cabot	8,150	228
Calgon Carbon (1)(2)	8,700	131
Celanese, Series A	15,421	602
CF Industries	6,600	684
Chemtura	32,700	240
Cytec Industries	6,760	364
Ferro	6,360	94
Flotek Industries (1)(2)	1,200	17
FMC	9,400	522
Georgia Gulf (2)	14,150	98
H.B. Fuller	7,540	154
Huntsman	13,500	318
ICO (1)	6,400	44
Koppers	3,900	173
Lubrizol	8,300	461
Minerals Technologies	2,355	148
Mosaic (1)	19,884	2,040
Nalco	17,363	367
Nanophase Technologies (1)(2)	9,700	31
NewMarket	2,300	174
NL Industries (2)	8,590	94
Olin	8,590	170
OM Group (1)	3,750	205
OMNOVA Solutions (1)	8,900	35
PolyOne (1)	12,930	82
Rockwood Holdings (1)	6,700	220
RPM	14,200	297
Scotts Miracle Gro	6,000	195
Sensient Technologies	5,080	150
Spartech	4,940	42
Terra Industries (1)(2)	13,360	475
Valspar	10,900	216
W. R. Grace (1)(2)	7,800	178
Wellman (2)	4,300	—
Westlake Chemical (2)	5,121	67
Zep (2)	2,375	39
Zoltek (1)(2)	4,000	106
		10,547
Construction Materials 0.3%
Eagle Materials (2)	5,470	195
Headwaters (1)(2)	6,600	87
Martin Marietta Materials (2)	5,400	573
Texas Industries (2)	3,480	209
US Concrete (1)(2)	6,400	24
Vulcan Materials (2)	958	64
		1,152
Containers & Packaging 1.1%
AptarGroup	7,760	302
Caraustar Industries (1)(2)	8,450	11
Chesapeake (2)	9,460	45
Crown Cork & Seal (1)	23,850	600
Graphic Packaging Holding (1)(2)	29,313	86
Greif Brothers	3,900	265
Myers Industries	5,315	70
Owens-Illinois (1)	20,472	1,155
Packaging Corporation of America	8,855	198
Rock-Tenn, Class A	4,590	138
Silgan Holdings	4,360	216
Smurfit-Stone Container (1)	30,200	233
Sonoco Products	10,287	295
Temple-Inland (2)	13,700	174
		3,788
Metals & Mining 1.8%
AK Steel (2)	17,584	957
Allied Nevada Gold (1)(2)	8,500	44
AMCOL International (2)	4,650	145
Brush Engineered Materials (1)	3,400	87
Carpenter Technology	6,400	358
Century Aluminum (1)	4,143	274
Cleveland-Cliffs	5,700	683
Coeur d'Alene Mines (1)	40,000	162
Commercial Metals	15,200	456
Compass Minerals	4,500	265
General Moly (1)(2)	4,100	33
Haynes International (1)(2)	400	22
Hecla Mining (1)(2)	20,350	227
Kaiser Aluminum (2)	800	55
Quanex (2)	4,640	240
Reliance Steel & Aluminum	8,400	503
Royal Gold (2)	4,350	131
RTI International Metals (1)(2)	3,200	145
Schnitzer Steel, Class A	3,575	254
Sims Group, ADR (2)	6,355	175
Steel Dynamics	25,328	837
Stillwater Mining (1)(2)	9,916	153
Synalloy (2)	3,500	43
Universal Stainless & Alloy Products (1)(2)	1,800	53
US Gold (1)	24,900	63
Worthington Industries (2)	8,863	150
		6,515
Paper & Forest Products 0.3%
AbitiBibowater	5,684	74
Buckeye Technologies (1)	8,800	98
Deltic Timber (2)	2,100	117
Domtar (1)	67,100	458
Glatfelter	9,600	145
Louisiana Pacific (2)	16,000	147
Schweitzer-Mauduit International	4,130	96
Wausau Paper (2)	9,000	74
		1,209

Total Materials		23,211
TELECOMMUNICATION SERVICES 1.6%

Diversified Telecommunication Services 0.6%
Alaska Communications Systems Group (2)	7,200	88
CBeyond (1)(2)	1,300	24
Cincinnati Bell (1)	30,600	130
Cogent Communications Group (1)(2)	7,600	139
Consolidated Communications (2)	104	2
D&E Communications	6,609	59
General Communication, Class A (1)(2)	11,270	69
Hickory Technology	21,500	176
IDT, Class B (2)	8,229	32
Level 3 Communications (1)(2)	188,807	400
nTelos	5,200	126
Paetec Holding (1)(2)	11,000	73
Premiere Global Services (1)	13,100	188
Shenandoah Telecomm	5,700	85
SureWest Communications (2)	2,250	35
Time Warner Telecom, Class A (1)(2)	18,910	293
Warwick Valley Telephone (2)	6,697	79
		1,998
Wireless Telecommunication Services 1.0%
Centennial Communications (1)(2)	15,090	89
Clearwire (1)(2)	7,300	108
Crown Castle International (1)	27,352	943
Leap Wireless International (1)(2)	7,500	350
MetroPCS Communications (1)(2)	8,600	146
NII Holdings, Class B (1)	24,034	764
Rural Cellular, Class A (1)(2)	2,300	102
SBA Communications (1)	12,900	385
Syniverse (1)	5,202	87
Telephone & Data Systems	11,590	455
TerreStar (1)(2)	2,700	13
U.S. Cellular (1)	4,693	258
		3,700

Total Telecommunication Services		5,698
TRUSTS & MUTUAL FUNDS 0.0%
BlackRock Kelso Capital (2)	2,300	28
Total Trusts & Mutual Funds		28
UTILITIES 5.1%

Electric Utilities 1.0%
ALLETE	3,082	119
Central Vermont Public Service	3,600	86
Cleco	7,600	169
DPL (2)	13,042	334
El Paso Electric (1)	5,800	124
Empire District Electronics	5,960	121
Great Plains Energy (2)	12,933	319
Hawaiian Electric Industries (2)	9,300	222
IdaCorp (2)	5,010	161
ITC Holdings	6,200	323
MGE Energy (2)	4,600	157
Northeast Utilities	17,200	422
Otter Tail (2)	4,350	154
Portland General Electric	5,500	124
Sierra Pacific Resources	29,300	370
Unisource Energy	3,150	70
United Illuminating (2)	4,133	125
Unitil	4,100	110
Westar Energy	8,450	192
		3,702
Gas Utilities 1.6%
AGL Resources	12,150	417
Atmos Energy	12,060	307
Energen	7,520	468
EnergySouth (2)	2,250	117
Equitable Resources	14,760	869
Laclede Gas (2)	3,810	136
National Fuel Gas Company (2)	14,530	686
New Jersey Resources (2)	4,275	133
Northwest Natural Gas (2)	3,790	165
ONEOK	16,172	722
Piedmont Natural Gas (2)	8,100	213
RGC Resources	4,243	118
South Jersey Industries (2)	4,320	152
Southern Union	16,702	389
Southwest Gas	8,880	248
UGI	18,260	455
Washington Gas Light (2)	5,900	189
		5,784
Independent Power Producers & Energy Traders 1.0%
Mirant (1)	33,200	1,208
NRG Energy (1)	29,700	1,158
Ormat Technologies (2)	3,700	159
Reliant Energy (1)	44,144	1,044
		3,569
Multi-Utilities 1.2%
Alliant Energy	12,848	450
Avista	5,990	117
Black Hills (2)	4,440	159
CH Energy Group (2)	2,850	111
Energy East	17,450	421
Florida Public Utilities	11,449	128
MDU Resources Group	19,391	476
Northwestern	4,600	112
NSTAR (2)	10,774	328
OGE Energy	9,150	285
PNM Resources (2)	7,619	95
Puget Energy	11,848	306
SCANA	13,140	481
Vectren (2)	8,749	235
Wisconsin Energy	13,170	579
		4,283
Water Utilities 0.3%
American States Water Company (2)	2,700	97
Aqua America (2)	19,746	371
California Water Service Group (2)	3,200	122
Connecticut Water Service	7,950	188
Pennichuck (2)	4,066	94
		872
Total Utilities		18,210
Total Common Stocks (Cost $324,971)		346,262
CONVERTIBLE PREFERRED STOCKS 0.0%
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
National Healthcare, Series A (2)	3,400	47
Total Convertible Preferred Stocks (Cost $45)		47
SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.0%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	10,915,148	10,915
		10,915
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 3.202%, 6/19/08 (5)	1,400,000	1,390
		1,390
Total Short-Term Investments (Cost $12,305)		12,305
SECURITIES LENDING COLLATERAL 24.3%
Money Market Trust 24.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (3)	86,923,047	86,923
Total Securities Lending Collateral (Cost $86,923)		86,923
Total Investments in Securities
124.3% of Net Assets (Cost $424,244)		$445,537

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $87,042. See Note 3.
(3)	Seven-day yield
(4)	Affiliated Companies
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 68 Russell Mini 2000 Index contracts
$617 par of 3.202% U.S. Treasury Bills
pledged as initial margin	6/08	$4,692	$154
Long, 84 S&P Midcap Mini 400 contracts
$580 par of 3.202% U.S. Treasury Bills
pledged as initial margin	6/08	6,565	105
Long, 10 S&P Mini 500 Index contracts
$78 par of 3.202% U.S. Treasury Bills
pledged as initial margin	6/08	662	11
Net payments (receipts) of variation
margin to date			(177)
Variation margin receivable (payable)
on open futures contracts			$93

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤		$130	$10,915	$25,075

Totals				$130	$10,915	$25,075

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$10,915
Dividend income		130
Interest income			-
Investment income		$130
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$433,095,000	$0
Level 2 – significant other observable inputs	12,442,000	93,000
Level 3 – significant unobservable inputs	0	0
Total	$445,537,000	$93,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $87,042,000; aggregate collateral received included U.S. government securities valued at $1,983,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $424,244,000. Net unrealized gain aggregated $21,563,000 at period-end, of which $73,982,000 related to appreciated investments and $52,419,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 95.4%

CONSUMER DISCRETIONARY 9.3%

Auto Components 0.3%
American Axle & Manufacturing (1)	2,300	47
Arvinmeritor (1)	3,100	39
Borg-Warner	3,200	138
Cooper Tire	3,200	48
Gentex (1)	5,600	96
Goodyear Tire & Rubber (2)	7,700	199
Johnson Controls	18,300	619
Lear (2)	2,600	67
Modine Manufacturing (1)	2,000	29
Proliance International (1)(2)	6,553	12
Standard Motor Products	5,600	34
TRW (2)	3,100	72
Visteon (1)(2)	9,186	34
WABCO	1,833	84
		1,518
Automobiles 0.2%
Fleetwood (1)(2)	7,100	33
Ford Motor (1)(2)	66,761	382
GM (1)	18,352	350
Harley-Davidson (1)	7,000	262
Thor Industries (1)	1,800	53
Winnebago (1)	2,000	34
		1,114
Distributors 0.0%
Genuine Parts	4,300	173
Handleman (1)(2)	2,200	1
Infosonics (1)(2)	8,300	8
		182
Diversified Consumer Services 0.3%
Apollo Group, Class A (2)	4,225	183
Bright Horizons Family Solutions (2)	1,600	69
Career Education (1)(2)	3,100	40
Corinthian Colleges (1)(2)	3,600	26
DeVry	2,200	92
H&R Block	22,600	469
ITT Educational Services (1)(2)	1,400	64
Matthews International, Class A	1,600	77
Regis	2,000	55
Service Corporation International	10,000	101
Sotheby's (1)	2,552	74
Stewart Enterprises, Class A (1)	6,400	41
Strayer Education (1)	500	76
Weight Watchers (1)	2,500	116
		1,483
Hotels, Restaurants & Leisure 1.7%
Bob Evans Farms (1)	2,500	69
Boyd Gaming (1)	2,700	54
Brinker	3,825	71
Carnival	16,300	660
CEC Entertainment (2)	1,300	38
Chipotle Mexican Grill (1)(2)	1,300	148
Choice Hotels International (1)	3,100	106
Cracker Barrel (1)	1,900	68
Darden Restaurants	4,300	140
Gaylord Entertainment (1)(2)	1,500	45
International Game Technology	16,500	664
International Speedway, Class A	1,600	66
Jack In The Box (2)	3,400	91
Krispy Kreme (1)(2)	4,200	13
Landry's Seafood Restaurant (1)	1,100	18
Las Vegas Sands (1)(2)	4,100	302
Marriott, Class A	12,800	440
McDonald's	37,800	2,108
MGM Mirage (2)	4,243	249
MTR Gaming Group (1)(2)	5,600	39
Multimedia Games (1)(2)	4,900	26
Panera Bread, Class A (1)(2)	1,700	71
Papa John's International (1)(2)	2,000	48
PF Chang's China Bistro (1)(2)	2,400	68
Pinnacle Entertainment (1)(2)	16,200	207
Royal Caribbean Cruises (1)	5,500	181
Ruby Tuesday (1)	6,400	48
Shuffle Master (1)(2)	3,200	17
Six Flags (1)(2)	2,800	5
Sonic (1)(2)	3,400	75
Speedway Motorsports (1)	1,600	40
Starbucks (2)	24,500	429
Starwood Hotels & Resorts Worldwide	6,200	321
The Cheesecake Factory (1)(2)	2,300	50
Triarc, Class B (1)	6,200	43
Vail Resorts (1)(2)	1,800	87
Wendy's	2,700	62
WMS Industries (1)(2)	5,700	205
Wyndham Worldwide	5,330	110
Wynn Resorts	2,000	201
Yum! Brands	16,800	625
		8,308
Household Durables 0.7%
American Greetings, Class A (1)	1,500	28
Beazer Homes (1)	1,900	18
Black & Decker (1)	2,000	132
Blyth	1,500	30
Cavco Industries (1)(2)	1,940	68
Centex (1)	3,300	80
Champion Enterprises (1)(2)	7,100	71
D. R. Horton	9,460	149
Ethan Allen Interiors (1)	2,000	57
Fortune Brands (1)	5,100	354
Furniture Brands International (1)	2,900	34
Harman International	1,700	74
Hovnanian Enterprises (1)(2)	4,900	52
Jarden (1)(2)	3,895	85
KB Home	2,500	62
La-Z-Boy (1)	2,600	22
Leggett & Platt (1)	5,900	90
Lennar, Class A	4,200	79
Levitt, Class A (1)(2)	3,075	6
MDC Holdings (1)	1,145	50
Meritage (1)(2)	2,100	41
Mohawk Industries (1)(2)	1,531	110
Newell Rubbermaid	7,676	175
NVR (1)(2)	480	287
Pulte (1)	6,600	96
Russ Berrie (1)(2)	3,000	42
Ryland Group	2,100	69
Snap-On	1,400	71
Standard Pacific (1)	7,100	34
Stanley Furniture (1)	1,200	15
Stanley Works	2,200	105
Tempur-Pedic (1)	13,900	153
Toll Brothers (1)(2)	4,300	101
Tupperware Brands	3,100	120
Whirlpool (1)	2,322	201
		3,161
Internet & Catalog Retail 0.3%
Amazon.com (2)	12,100	863
Blue Nile (1)(2)	1,400	76
Expedia (2)	10,824	237
Netflix (1)(2)	2,500	86
Nutri/System (1)(2)	1,800	27
Petmed Express (1)(2)	2,500	28
priceline.com (1)(2)	1,250	151
ValueVision Media (1)(2)	3,200	18
		1,486
Leisure Equipment & Products 0.2%
Arctic Cat (1)	3,800	28
Brunswick (1)	2,900	46
Callaway Golf (1)	2,800	41
Eastman Kodak (1)	8,300	147
Hasbro	4,000	112
MarineMax (1)(2)	1,700	21
Mattel	10,700	213
Nautilus Group (1)	1,475	5
Polaris Industries (1)	1,100	45
Pool (1)	2,305	43
		701
Media 2.7%
AH Belo (1)(2)	380	4
Arbitron (1)	680	29
Belo, Class A	1,900	20
Cablevision, Class A (2)	8,700	186
CBS, Class B	21,429	473
Citadel Broadcasting (1)	7,695	13
Clear Channel Communications	13,401	392
Clear Channel Outdoor, Class A (1)(2)	2,900	55
Comcast, Class A (1)	97,591	1,887
Cox Radio, Class A (1)(2)	2,200	26
DIRECTV (2)	32,450	804
Discovery Holding, Class A (2)	9,100	193
DISH Network (2)	9,400	270
Disney	62,140	1,950
DreamWorks Animation, Class A (2)	3,000	77
Emmis Communications (1)(2)	1,200	4
Entercom Communications (1)	1,200	12
Entravision Communications, Class A (2)	4,400	29
Gannett	6,800	198
Getty Images (2)	1,600	51
Gray Communications Systems (1)	1,700	10
Harte-Hanks (1)	3,000	41
Hearst-Argyle Television (1)	1,700	35
Idearc (1)	4,305	16
Interactive Data	2,900	83
Interpublic Group (1)(2)	11,351	96
John Wiley & Sons	1,900	75
Journal Register (1)	2,800	2
Lamar Advertising (1)(2)	2,300	83
Lee Enterprises (1)	4,700	47
Liberty Global (1)(2)	11,307	385
Live Nation (1)(2)	3,475	42
Marvel Entertainment (1)(2)	3,300	88
McClatchy (1)	1,916	21
McGraw-Hill	10,200	377
Media General, Class A (1)	1,600	22
Mediacom Communications (1)(2)	2,800	12
Meredith (1)	1,100	42
New York Times, Class A (1)	3,400	64
News Corporation, Class A	73,884	1,385
Nexstar Broadcasting (1)(2)	4,100	24
Omnicom	10,400	460
PRIMEDIA (1)	4,683	34
R.H. Donnelley (1)(2)	2,340	12
Regal Entertainment Group, Class A (1)	5,800	112
Regent Communications (2)	6,500	8
Scholastic (1)(2)	1,100	33
Scripps, Class A (1)	3,800	160
Sirius Satellite Radio (1)(2)	32,400	93
Spanish Broadcasting, Class A (1)(2)	3,000	5
Sun-Times Media Group, Class A (1)(2)	3,900	3
Time Warner	116,620	1,635
Time Warner Cable, Class A (2)	4,800	120
Triple Crown Media (2)	6,330	18
Valassis Communications (1)(2)	2,900	32
Viacom, Class B (2)	21,029	833
Washington Post, Class B	220	146
XM Satellite Radio, Class A (1)(2)	9,400	109
		13,436
Multiline Retail 0.7%
99 Cents Only Stores (1)(2)	2,900	29
Big Lots (1)(2)	3,700	82
Dillards, Class A (1)	2,200	38
Dollar Tree (2)	2,500	69
Family Dollar Stores (1)	4,500	88
J.C. Penney	6,200	234
Kohl's (2)	9,900	425
Macys	14,166	327
Nordstrom (1)	7,000	228
Saks (1)(2)	4,375	54
Sears Holding (1)(2)	3,831	391
Target	26,800	1,358
Tuesday Morning (1)(2)	4,500	23
		3,346
Specialty Retail 1.7%
Abercrombie & Fitch	2,416	177
Advance Auto Parts	2,350	80
American Eagle Outfitters	7,250	127
AnnTaylor Stores (2)	2,300	56
Autonation (1)(2)	6,300	94
AutoZone (2)	1,900	216
Barnes & Noble (1)	1,600	49
Bed Bath & Beyond (1)(2)	7,500	221
Best Buy	12,450	516
Blockbuster, Class A (1)(2)	6,600	22
Borders Group (1)	2,700	16
CarMax (1)(2)	6,658	129
Charming Shoppes (1)(2)	4,000	19
Chico's (2)	8,200	58
Christopher & Banks (1)	2,900	29
Circuit City (1)	4,800	19
Collective Brands (1)(2)	2,806	34
Conns (1)(2)	1,000	16
Cost Plus (1)(2)	900	3
Dick's Sporting Goods (1)(2)	3,600	96
Foot Locker	4,300	51
Franklin Covey (2)	4,100	31
GameStop (2)	6,370	329
GAP	21,550	424
Genesco (1)(2)	900	21
Group One Automotive (1)	1,600	38
Hibbett Sports (1)(2)	2,362	37
Home Depot	59,550	1,666
Hot Topic (1)(2)	2,350	10
Lowes	46,800	1,074
Men's Wearhouse (1)	1,800	42
O'Reilly Automotive (1)(2)	2,900	83
Office Depot (2)	8,400	93
OfficeMax (1)	2,322	44
Pacific Sunwear (2)	2,325	29
Pep Boys (1)	1,700	17
PetSmart	4,100	84
Pier 1 Imports (1)(2)	3,100	19
RadioShack (1)	3,700	60
Rent-A-Center (2)	2,200	40
Ross Stores	4,200	126
Sally Beauty Supply (1)(2)	6,700	46
Select Comfort (1)(2)	5,050	18
Sherwin-Williams (1)	3,600	184
Shoe Pavilion (1)(2)	2,400	3
Staples	19,575	433
Talbots (1)	1,900	21
The Children's Place (2)	2,000	49
The Limited	10,755	184
Tiffany (1)	3,300	138
TJX	14,300	473
Tween Brands (1)(2)	1,657	41
Urban Outfitters (2)	5,200	163
West Marine (1)(2)	1,500	10
Williams-Sonoma (1)	2,700	65
Zale (1)(2)	1,600	32
Zumiez (1)(2)	1,400	22
		8,177
Textiles, Apparel & Luxury Goods 0.5%
Coach (2)	12,000	362
Columbia Sportswear (1)	1,500	66
Deckers Outdoor (1)(2)	1,000	108
Fossil (1)(2)	2,200	67
Hanesbrands (2)	3,000	87
Iconix Brand Group (1)(2)	4,300	75
Jones Apparel Group	3,500	47
K-Swiss, Class A (1)	2,000	32
Liz Claiborne (1)	2,800	51
Movado Group	2,000	39
Nike, Class B	13,400	911
Orange 21 (1)(2)	7,300	32
Polo Ralph Lauren (1)	3,200	186
Quiksilver (1)(2)	5,400	53
Rocky Brands (1)(2)	8,800	50
Timberland, Class A (2)	2,100	29
Unifi (1)(2)	7,500	22
V. F.	3,600	279
		2,496

Total Consumer Discretionary		45,408
CONSUMER STAPLES 9.1%

Beverages 2.1%
Anheuser-Busch	23,400	1,110
Brown-Forman, Class B (1)	2,800	185
Coca-Cola	65,700	3,999
Coca-Cola Enterprises	10,900	264
Constellation Brands, Class A (1)(2)	6,000	106
Hansen Natural (1)(2)	2,700	95
Molson Coors Brewing, Class B	4,600	242
Pepsi Bottling Group	6,600	224
PepsiAmericas	4,500	115
PepsiCo	53,570	3,868
		10,208
Food & Staples Retailing 2.1%
BJ's Wholesale Club (2)	2,000	71
Costco Wholesale	14,200	923
CVS Caremark	47,588	1,928
Great Atlantic & Pacific Tea (1)(2)	2,100	55
Kroger	20,600	523
Longs Drug Stores	1,200	51
Performance Food Group (2)	2,100	69
Rite Aid (1)(2)	19,400	57
Ruddick	2,200	81
Safeway	15,100	443
SUPERVALU	5,699	171
Sysco	18,400	534
The Pantry (2)	1,400	30
United Natural Foods (1)(2)	2,200	41
Wal-Mart	77,900	4,104
Walgreen	31,700	1,207
Weis Markets (1)	1,500	52
Whole Foods Market (1)	4,100	135
		10,475
Food Products 1.5%
Alico (1)	500	22
Archer-Daniels-Midland	20,172	830
Bunge Limited (1)	3,800	330
Campbell Soup	9,500	322
ConAgra	15,308	367
Corn Products International	2,800	104
Dean Foods	3,379	68
Del Monte Foods	6,811	65
Flowers Foods	4,015	99
General Mills	10,600	635
Hain Celestial Group (1)(2)	2,100	62
Heinz	8,800	413
Hershey Foods (1)	6,400	241
Hormel Foods	3,900	162
J.M. Smucker	2,416	122
Kellogg	9,200	484
Kraft Foods, Class A	49,276	1,528
Lancaster Colony (1)	1,200	48
Lance	1,300	25
McCormick	4,100	152
Pilgrim's Pride (1)	2,300	47
Sara Lee	20,000	280
Smithfield Foods (1)(2)	2,400	62
Tasty Baking	5,200	30
Tootsie Roll Industries (1)	1,905	48
Treehouse Foods (2)	1,375	31
Tyson Foods, Class A	9,154	146
Wrigley	8,750	550
		7,273
Household Products 2.0%
Clorox	4,400	249
Colgate-Palmolive	17,300	1,348
Energizer (1)(2)	2,000	181
Kimberly-Clark	12,600	813
Procter & Gamble	102,912	7,211
		9,802
Personal Products 0.2%
Alberto Culver	2,500	69
Avon	13,100	518
Bare Escentuals (1)(2)	3,200	75
Chattem (1)(2)	1,000	66
Elizabeth Arden (1)(2)	2,300	46
Estee Lauder, Class A (1)	5,500	252
NBTY (2)	2,300	69
		1,095
Tobacco 1.2%
Alliance One International (1)(2)	4,200	25
Altria Group	68,400	1,519
Philip Morris (2)	68,400	3,460
Reynolds American (1)	8,466	500
Universal (1)	1,200	79
UST (1)	4,500	245
Vector Group (1)	3,944	69
		5,897

Total Consumer Staples		44,750
ENERGY 11.9%

Energy Equipment & Services 2.7%
Allis-Chalmers Energy (1)(2)	2,200	30
Atwood Oceanics (1)(2)	1,400	128
Baker Hughes	10,800	740
BJ Services	9,300	265
Bristow Group (1)(2)	1,200	64
Cameron International (2)	7,500	312
Carbo Ceramics (1)	1,200	48
Diamond Offshore Drilling	3,300	384
ENSCO International	4,400	276
Exterran (1)(2)	2,407	155
FMC Technologies (2)	4,674	266
Global Industries (2)	4,700	76
Grant Prideco (2)	3,800	187
Halliburton	29,500	1,160
Helix Energy Solutions Group (1)(2)	2,610	82
Helmerich & Payne	3,200	150
Hercules Offshore (2)	2,048	52
ION Geophysical (1)(2)	5,500	76
Nabors Industries (1)(2)	8,160	276
National Oilwell Varco (2)	11,668	681
Newpark Resources (1)(2)	23,100	118
Noble Drilling	8,700	432
Oceaneering International (2)	2,400	151
Oil States International (1)(2)	2,100	94
OYO Geospace (1)(2)	800	36
Parker Drilling (1)(2)	6,800	44
Patterson-UTI Energy (1)	4,600	121
Pride International (2)	4,700	164
Rowan (1)	3,100	128
Schlumberger	39,144	3,406
Smith International	6,800	437
Sulphco (1)(2)	5,600	23
Superior Energy (2)	2,900	115
TETRA Technologies (2)	3,150	50
Tidewater (1)	1,300	72
Transocean (2)	10,679	1,444
Unit (2)	1,700	96
W-H Energy Services (1)(2)	1,800	124
Weatherford International (2)	10,600	768
		13,231
Oil, Gas & Consumable Fuels 9.2%
Anadarko Petroleum	15,158	955
Apache	11,186	1,352
Arch Coal	4,692	204
Arena Resources (2)	4,800	186
Atlas America (1)	2,600	157
Bill Barrett (1)(2)	3,100	147
Cabot Oil & Gas	3,900	198
Callon Petroleum (1)(2)	4,200	76
Chesapeake Energy (1)	15,008	693
Chevron	69,533	5,935
Cimarex Energy	2,944	161
CNX Gas (2)	5,200	168
ConocoPhillips	53,149	4,051
CONSOL Energy	6,300	436
Crosstex Energy	4,100	139
Denbury Resources (2)	8,400	240
Devon Energy	14,732	1,537
El Paso Corporation	21,244	354
Encore Acquisition (2)	3,300	133
Energy Partners (2)	4,883	46
EOG Resources	7,800	936
Evergreen Energy (1)(2)	5,100	8
ExxonMobil	180,662	15,280
Fieldpoint Petroleum (1)(2)	7,700	9
Forest Oil (2)	2,100	103
Foundation Coal	1,900	96
Frontier Oil	5,100	139
General Maritime (1)	2,300	54
GMX Resources (2)	2,500	87
Hess	8,800	776
Holly	1,400	61
Marathon Oil	19,408	885
Mariner Energy (1)(2)	4,033	109
Massey Energy	2,300	84
Murphy Oil	6,200	509
Newfield Exploration (1)(2)	3,900	206
Noble Energy	5,500	400
Occidental Petroleum	28,100	2,056
Pacific Ethanol (1)(2)	4,000	18
Patriot Coal (1)(2)	1,240	58
Peabody Energy	8,400	428
Penn Virginia	2,400	106
Petrohawk Energy (1)(2)	7,500	151
Petroleum Development (2)	1,900	132
Pioneer Natural Resources	3,600	177
Plains Exploration & Production (2)	3,975	211
Quicksilver Resources (1)(2)	5,500	201
Range Resources	4,900	311
Southwestern Energy (2)	11,800	398
Spectra Energy	23,426	533
Stone Energy (2)	1,600	84
Sunoco	4,200	220
Syntroleum (1)(2)	6,600	4
Tesoro Petroleum (1)	5,200	156
Transmeridian Exploration (1)(2)	11,800	11
Ultra Petroleum (2)	5,100	395
Valero Energy	18,314	899
Whiting Petroleum (2)	2,000	129
Williams Companies	18,185	600
World Fuel Services	2,400	67
XTO Energy	15,177	939
		45,194

Total Energy		58,425
FINANCIALS 16.2%

Capital Markets 2.6%
Affiliated Managers Group (1)(2)	2,300	209
Allied Capital	4,400	81
American Capital Strategies (1)	5,300	181
Ameriprise Financial	6,700	347
Apollo Investment (1)	3,100	49
Bank of New York Mellon	36,760	1,534
BlackRock (1)	700	143
Charles Schwab	35,406	667
Cohen & Steers (1)	1,900	50
Eaton Vance (1)	3,500	107
eSpeed, Class A (1)(2)	5,300	62
Federated Investors, Class B	2,750	108
Franklin Resources	6,900	669
GFI Group (1)	900	51
Goldman Sachs	12,860	2,127
Greenhill (1)	1,300	90
Invesco	8,000	195
Investment Technology Group (2)	2,300	106
Janus Capital Group (1)	5,400	126
Jefferies Group (1)	3,400	55
Knight Capital Group (2)	5,900	96
LaBranche & Company (1)(2)	3,900	17
Legg Mason	3,650	204
Lehman Brothers (1)	16,868	635
Merrill Lynch (1)	27,784	1,132
Morgan Stanley	33,800	1,545
Northern Trust	5,700	379
Piper Jaffray (1)(2)	1,215	41
Raymond James Financial (1)	3,225	74
SEI	5,600	138
State Street	12,130	958
Stifel Financial (2)	1,700	76
TD Ameritrade (1)(2)	15,000	248
Waddell & Reed Financial, Class A	2,951	95
Westwood Holdings Group (1)	3,200	121
		12,716
Commercial Banks 3.1%
1st Source (1)	2,013	42
Amcore Financial (1)	2,400	49
Associated Banc (1)	3,767	100
Bancorp South	2,700	63
Bank of Hawaii (1)	1,600	79
Bank of the Ozarks (1)	3,600	86
BB&T (1)	16,612	533
BOK Financial	1,615	84
Boston Private Financial (1)	1,900	20
Capital Corporation of the West (1)	2,300	18
Capitol Bancorp Limited (1)	1,947	41
Citizens Republic Bancorp (1)	2,979	37
City National	1,100	54
Colonial BancGroup (1)	4,500	43
Comerica	4,000	140
Commerce Bancshares	1,747	73
Community Capital	2,300	36
Cullen/Frost Bankers (1)	1,200	64
CVB Financial (1)	5,239	55
East West Bancorp (1)	3,500	62
Fidelity Southern (1)	4,600	39
Fifth Third Bancorp (1)	17,009	356
First Charter (1)	2,500	67
First Financial Bancorp (1)	4,670	63
First Horizon National (1)	3,500	49
First Merchants (1)	2,630	75
First Midwest Bancorp (1)	2,450	68
FirstBank Puerto Rico (1)	4,900	50
FirstMerit	2,000	41
FNB (1)	3,992	62
Frontier Financial (1)	2,300	41
Fulton Financial	6,874	84
German American Bancorp	6,574	84
Hancock (1)	1,300	55
Horizon Financial (1)	3,675	51
Huntington Bancshares (1)	14,106	152
IBERIABANK (1)	1,450	64
Integra Bank (1)	2,971	48
International Bancshares (1)	3,812	86
KeyCorp	12,034	264
M & T Bank (1)	2,900	233
Marshall & Ilsley (1)	8,091	188
Metrocorp Bancshares (1)	4,200	54
Midwest Banc (1)	2,700	35
National City (1)	22,491	224
NBT Bancorp (1)	2,900	64
Old National Bancorp (1)	2,112	38
Omega Financial (1)	3,000	94
Oriental Financial Group	4,427	87
Pacific Capital Bancorp (1)	2,510	54
Park National (1)	915	65
Peoples Bancorp	4,345	105
PNC Financial Services Group	10,217	670
Popular (1)	7,000	82
Prosperity Bancshares (1)	2,200	63
Provident Bankshares (1)	1,599	17
Regions Financial (1)	21,956	434
Renasant (1)	2,475	56
S&T Bancorp (1)	1,100	35
Sandy Spring Bancorp (1)	2,000	55
Signature Bank (1)(2)	1,900	48
South Financial Group (1)	2,465	37
Southwest Bancorp of Oklahoma	4,200	74
Sterling Bancshares	3,725	37
SunTrust	10,570	583
Susquehanna Bancshares (1)	6,403	130
SVB Financial Group (1)(2)	1,500	65
Synovus Financial (1)	7,700	85
TCF Financial	4,200	75
Texas Capital Bancshares (1)(2)	3,600	61
Toronto Dominion Bank	2,029	124
Trustmark (1)	1,500	33
U.S. Bancorp	56,355	1,824
UCBH Holdings (1)	5,400	42
UMB Financial (1)	996	41
UnionBancal	3,300	162
United Bankshares (1)	2,900	77
Valley National Bancorp (1)	3,248	62
Wachovia	64,908	1,753
Webster Financial	3,003	84
Wells Fargo	110,834	3,225
WesBanco (1)	1,700	42
WestAmerica (1)	1,100	58
Whitney (1)	2,125	53
Wilmington Trust	1,500	47
Wintrust Financial (1)	1,950	68
Zions Bancorp (1)	2,901	132
		15,153
Consumer Finance 0.6%
Advance America Cash Advance Centers (1)	3,500	26
American Express	36,800	1,609
AmeriCredit (1)(2)	6,100	61
Capital One Financial (1)	12,827	631
CompuCredit (1)(2)	2,100	19
Discover Financial (1)	16,100	264
First Marblehead (1)	3,100	23
SLM Corporation (1)(2)	17,500	269
Student Loan	800	79
United PanAm Financial (1)(2)	5,200	19
World Acceptance (1)(2)	1,300	41
		3,041
Diversified Financial Services 3.4%
Bank of America	151,567	5,746
CIT Group (1)	6,100	72
Citigroup	163,114	3,494
CME Group	1,930	905
IntercontinentalExchange (2)	2,300	300
JPMorgan Chase	108,177	4,646
Leucadia National (1)	5,962	270
Moody's (1)	7,500	261
NASDAQ OMX Group (2)	3,800	147
Nymex (1)	3,100	281
NYSE Euronext	8,200	506
		16,628
Insurance 3.8%
ACE Limited	10,800	595
AFLAC	16,200	1,052
Alfa	4,300	95
Alleghany (1)	320	109
Allstate	18,500	889
Ambac Financial Group (1)	2,850	16
American Financial Group (1)	3,650	93
American International Group	81,718	3,534
Aon	8,750	352
Arthur J. Gallagher (1)	2,600	61
Assurant	3,300	201
Brown & Brown (1)	3,800	66
Chubb	12,000	594
Cincinnati Financial	3,969	151
Commerce Group (1)	2,700	97
Conseco (1)(2)	5,000	51
Delphi Financial, Class A	1,975	58
Erie Indemnity, Class A (1)	1,800	92
Everest Reinsurance	1,800	161
FBL Financial, Class A	1,832	52
Fidelity National Financial, Class A (1)	10,877	199
First American Financial	2,485	84
FPIC Insurance Group (1)(2)	1,700	80
Genworth Financial, Class A	13,500	306
Hanover Insurance Group	1,400	58
Hartford Financial Services	9,800	743
HCC Insurance	2,750	62
Hilb Rogal & Hobbs	1,800	57
Horace Mann Educators	1,800	32
Infinity Property & Casualty	1,200	50
Kansas City Life Insurance	2,000	96
LandAmerica Financial Group (1)	900	36
Lincoln National	8,484	441
Loews	15,800	636
Markel (2)	380	167
Marsh & McLennan (1)	16,500	402
MBIA (1)	6,000	73
Mercury General	1,400	62
MetLife	23,700	1,428
Midland (1)	1,500	97
Nationwide Financial Services, Class A	3,600	170
Navigators Group (2)	1,600	87
Odyssey Re (1)	2,900	107
Old Republic International (1)	5,187	67
Philadelphia Consolidated (2)	1,800	58
Phoenix Companies	5,100	62
Presidential Life	2,600	45
Principal Financial Group (1)	7,400	412
ProAssurance (2)	1,124	61
Progressive Corporation	21,000	338
Protective Life	1,500	61
Prudential Financial	14,900	1,166
Reinsurance Group of America	2,300	125
RLI (1)	1,300	65
SAFECO	3,300	145
StanCorp Financial Group	1,600	76
The Travelers Companies	21,823	1,044
Torchmark	2,600	156
United Fire & Casualty	1,300	49
Unitrin	1,800	64
Unum Group	9,600	211
W. R. Berkley	5,237	145
White Mountains Insurance Group	300	144
XL Capital	6,200	183
Zenith National	1,650	59
		18,528
Real Estate Investment Trusts (REITs) 1.8%
Agree Realty, REIT (1)	3,100	85
Alexandria Real Estate, REIT (1)	1,000	93
AMB Property, REIT	2,600	142
AmeriVest Properties, REIT (2)	10,000	—
Apartment Investment & Management, REIT (1)	3,027	108
Avalonbay Communities, REIT	2,307	223
Boston Properties, REIT	3,800	350
Brandywine Realty Trust, REIT	3,200	54
BRE Properties, Class A, REIT (1)	2,300	105
Camden Property Trust, REIT (1)	2,300	116
CBL & Associates Properties, REIT	2,200	52
Cousins Properties, REIT (1)	2,850	70
Deerfield Capital, REIT	657	1
Developers Diversified Realty, REIT	3,600	151
Digital Realty Trust, REIT (1)	2,200	78
Duke Realty, REIT	5,800	132
EastGroup Properties, REIT (1)	2,000	93
Equity Lifestyle Properties, REIT (1)	2,800	138
Equity Residential, REIT	8,400	349
Essex Property Trust, REIT (1)	800	91
Federal Realty Investment Trust, REIT	1,800	140
FelCor Lodging Trust, REIT	3,748	45
First Industrial Realty, REIT (1)	2,800	87
Friedman, Billings, Ramsey Group, Class A, REIT (1)	8,300	14
General Growth Properties, REIT (1)	7,700	294
Getty Realty, REIT (1)	5,600	89
HCP, REIT	6,800	230
Health Care, REIT (1)	2,500	113
Highwoods Properties, REIT	2,500	78
Home Properties of New York, REIT (1)	1,700	82
Hospital Properties Trust, REIT	2,800	95
Host Hotels & Resorts, REIT	16,483	262
Kilroy Realty, REIT (1)	1,300	64
Kimco Realty, REIT	7,370	289
Liberty Property Trust, REIT	3,800	118
Macerich, REIT	2,500	176
Mack-Cali Realty, REIT	2,800	100
Maguire Properties, REIT (1)	3,000	43
Mid-America Apartment Communities, REIT	1,600	80
Mission West Properties, REIT (1)	8,900	84
Monmouth, Class A, REIT	19,182	153
Nationwide Health Properties, REIT	3,800	128
One Liberty Properties, REIT	6,100	98
Parkway Properties, REIT (1)	2,500	92
Pennsylvania, REIT (1)	2,430	59
Plum Creek Timber, REIT (1)	4,944	201
PMC Commercial Trust, REIT	9,791	69
Post Properties, REIT	1,800	70
Potlatch, REIT (1)	2,388	99
ProLogis, REIT	8,091	476
Public Storage, REIT	4,894	434
Rayonier, REIT	3,094	134
Realty Income, REIT (1)	4,400	113
Regency Centers, REIT	1,900	123
Senior Housing Properties, REIT	4,300	102
Simon Property Group, REIT	6,881	639
SL Green Realty, REIT	1,870	152
Strategic Hotel Capital, REIT (1)	3,300	43
Taubman Centers, REIT	2,200	115
UDR, REIT (1)	3,800	93
Ventas, REIT	4,300	193
Vornado Realty Trust, REIT	4,200	362
Weingarten Realty Investors, REIT (1)	2,875	99
		8,961
Real Estate Management & Development 0.1%
CB Richard Ellis Group, Class A (1)(2)	7,500	162
Consolidated-Tomoka Land (1)	900	51
Forest City Enterprises, Class A (1)	4,000	147
Forestar Real Estate Group (1)(2)	1,900	48
Reis (2)	10,500	56
St. Joe (1)	2,500	107
		571
Thrifts & Mortgage Finance 0.8%
Anchor Bancorp Wisconsin (1)	3,000	57
Astoria Financial	3,625	98
BankAtlantic, Class A (1)	2,700	11
Berkshire Hills Bancorp (1)	3,400	86
Brookline Bancorp	5,993	69
Capitol Federal Financial (1)	3,900	146
CORUS Bankshares (1)	4,800	47
Countrywide Financial (1)	23,198	128
Doral Financial (1)(2)	1,462	29
Downey Financial (1)	1,200	22
Fannie Mae	31,800	837
First Busey (1)	4,950	105
First Niagara Financial (1)	7,005	95
FirstFed Financial (1)(2)	1,800	49
Flushing Financial (1)	6,650	117
Freddie Mac	21,300	539
Fremont General (1)(2)	3,100	1
Hudson City Bancorp	16,109	285
IndyMac Mortgage (1)	4,700	23
MGIC Investment (1)	2,400	25
New York Community Bancorp (1)	11,053	201
Northwest Bancorp (1)	3,200	87
Peoples United Financial	11,077	192
PMI Group (1)	5,100	30
Radian (1)	2,700	18
Sovereign Bancorp (1)	11,572	108
Triad Guaranty (1)(2)	2,700	13
Washington Federal	2,842	65
Washington Mutual (1)	28,110	290
		3,773

Total Financials		79,371
HEALTH CARE 11.2%

Biotechnology 1.7%
Alexion Pharmaceutical (2)	1,700	101
Alkermes (1)(2)	3,900	46
Amgen (2)	35,560	1,486
Amylin Pharmaceuticals (1)(2)	3,800	111
Ariad Pharmaceuticals (1)(2)	11,900	40
Array BioPharma (1)(2)	5,700	40
AVI BioPharma (1)(2)	4,000	7
Biogen Idec (2)	9,710	599
BioMarin Pharmaceutical (1)(2)	5,500	195
Celgene (2)	12,600	772
Cell Genesys (1)(2)	4,700	11
Cephalon (1)(2)	1,900	122
Cubist Pharmaceuticals (1)(2)	2,200	40
CuraGen (1)(2)	5,300	4
CV Therapeutics (1)(2)	4,500	32
Cytrx (1)(2)	6,400	7
Dendreon (1)(2)	5,000	24
Encysive Pharmaceuticals (1)(2)	13,500	32
Enzon Pharmaceuticals (1)(2)	4,300	40
Genentech (2)	15,000	1,218
Genzyme (2)	7,949	592
Gilead Sciences (2)	29,960	1,544
Human Genome Sciences (1)(2)	7,000	41
ImClone Systems (2)	2,307	98
ImmunoGen (1)(2)	4,700	17
Immunomedics (1)(2)	6,100	17
Incyte (1)(2)	8,900	94
InterMune (1)(2)	2,700	39
Isis Pharmaceuticals (1)(2)	6,205	88
Lexicon Pharmaceuticals (1)(2)	5,000	10
Martek Biosciences (2)	1,400	43
Medarex (1)(2)	6,100	54
Millennium Pharmaceuticals (2)	10,085	156
Myriad Genetics (1)(2)	2,500	101
NeoPharm (1)(2)	4,205	2
Neose Technologies (2)	2,700	1
Neurocrine Biosciences (1)(2)	5,700	31
NPS Pharmaceuticals (2)	8,300	32
ONYX Pharmaceuticals (1)(2)	2,700	78
OSI Pharmaceuticals (1)(2)	2,250	84
OSI Pharmaceuticals, Rights, 06/12/08 (2)	90	—
OXiGENE (1)(2)	6,400	12
PDL Biopharma (1)(2)	3,600	38
Pharmacopeia (1)(2)	9,800	36
Progenics Pharmaceuticals (1)(2)	2,300	15
Regeneron Pharmaceuticals (2)	3,600	69
RXi Pharmaceuticals (1)(2)	319	3
Sangamo BioSciences (1)(2)	4,900	50
Theravance (1)(2)	2,900	31
Trimeris (1)(2)	2,600	17
Vertex Pharmaceuticals (1)(2)	9,800	234
		8,554
Health Care Equipment & Supplies 2.1%
Advanced Medical Optics (1)(2)	2,392	48
Align Technology (1)(2)	4,400	49
American Medical (1)(2)	3,900	55
Analogic	800	53
Anika Therapeutics (2)	3,600	30
ArthroCare (1)(2)	1,300	43
Aspect Medical Systems (1)(2)	2,000	12
Baxter International	20,800	1,203
Beckman Coulter	1,700	110
Becton, Dickinson & Company	8,100	695
Boston Scientific (2)	43,839	564
C.R. Bard	3,400	328
Cantel Medical (1)(2)	2,400	25
Cerus (1)(2)	4,800	28
Cooper Companies (1)	1,300	45
Covidien	16,150	715
Dentsply International	4,600	177
Edwards Lifesciences (1)(2)	1,360	61
Exactech (1)(2)	3,800	96
Gen-Probe (2)	1,800	87
Haemonetics (2)	1,600	95
Healthtronics (2)	4,300	14
Hologic (1)(2)	3,972	221
Hospira (2)	5,290	226
ICU Medical (1)(2)	1,400	40
IDEXX Laboratories (2)	1,800	89
Immucor (2)	2,300	49
Integra LifeSciences (1)(2)	1,400	61
Intuitive Surgical (2)	1,200	389
Invacare (1)	1,300	29
Inverness Medical Innovations (1)(2)	1,980	60
Invitrogen (2)	1,200	102
Kinetic Concepts (1)(2)	2,100	97
Medical Action Industries (2)	2,350	39
Medtronic	37,020	1,791
NMT Medical (1)(2)	5,100	20
OraSure Technologies (1)(2)	4,500	33
Palomar Medical Technologies (1)(2)	1,400	21
ResMed (1)(2)	5,800	245
RTI Biologics (1)(2)	3,500	33
St. Jude Medical (2)	10,700	462
Steris	2,000	54
Stryker	8,100	527
SurModics (1)(2)	1,200	50
Synergetics USA (1)(2)	7,000	15
Thoratec (1)(2)	3,000	43
Varian Medical (2)	3,600	169
Vital Signs	1,100	56
West Pharmaceutical Services (1)	1,400	62
Zimmer Holdings (2)	7,560	589
Zoll Medical (2)	2,200	58
		10,163
Health Care Providers & Services 1.9%
Aetna	16,800	707
AmerisourceBergen	5,432	223
AMN Healthcare Services (2)	1,852	29
AmSurg, Class A (1)(2)	2,500	59
Apria Healthcare (2)	2,800	55
Bioscrip (2)	5,500	37
Birner Dental Management Services (1)	1,900	38
Brookdale Senior Living (1)	5,400	129
Cardinal Health	11,705	615
CIGNA	9,300	377
Community Health (2)	2,400	81
CorVel (2)	1,625	50
Coventry Health Care (2)	5,014	202
Cross Country Healthcare (1)(2)	1,700	21
DaVita (2)	3,599	172
Emeritus (1)(2)	1,900	40
Express Scripts (2)	8,700	560
Gentiva Health Services (2)	3,075	67
Health Management (1)(2)	10,100	53
Health Net (2)	3,600	111
Henry Schein (2)	3,200	184
Hooper Holmes (2)	5,300	3
Humana (2)	5,400	242
Laboratory Corporation of America (1)(2)	4,100	302
Landauer	2,100	106
LifePoint Hospitals (2)	2,547	70
Lincare Holdings (1)(2)	2,800	79
McKesson	8,851	463
Medco (2)	18,692	818
Omnicare (1)	3,400	62
Patterson Companies (1)(2)	3,800	138
PharMerica (1)(2)	3,352	55
PSS World Medical (1)(2)	3,000	50
Psychemedics (1)	3,075	55
Psychiatric Solutions (1)(2)	2,800	95
Q-Med (1)(2)	6,200	1
Quest Diagnostics (1)	5,200	235
Rural/Metro (2)	4,300	10
Sunrise Senior Living (1)(2)	1,800	40
Tenet Healthcare (1)(2)	13,050	74
UnitedHealth Group	42,922	1,475
Universal Health Services	1,800	97
VCA Antech (2)	2,900	79
WellPoint (2)	19,704	869
		9,228
Health Care Technology 0.1%
Allscripts Healthcare (1)(2)	2,900	30
Cerner (1)(2)	1,900	71
Eclipsys (1)(2)	2,700	53
HLTH (1)(2)	7,110	68
IMS Health	6,300	132
Omnicell (1)(2)	2,800	56
		410
Life Sciences Tools & Services 0.5%
Affymetrix (1)(2)	2,400	42
Albany Molecular Research (2)	2,400	29
Applera	5,500	181
Bio-Rad Laboratories, Class A (2)	1,000	89
Bruker (2)	5,700	88
Charles River Laboratories (2)	1,968	116
Covance (2)	2,400	199
Dionex (2)	900	69
Exelixis (1)(2)	7,100	49
Illumina (1)(2)	1,800	137
Luminex (1)(2)	2,800	55
Millipore (2)	1,500	101
Nektar Therapeutics (1)(2)	5,700	40
PerkinElmer	3,735	91
Pharmaceutical Product Development	3,600	151
Qiagen NV (1)(2)	442	9
Techne (2)	1,100	74
Thermo Fisher Scientific (2)	13,178	749
Varian (2)	1,300	75
Waters Corporation (2)	3,000	167
		2,511
Pharmaceuticals 4.9%
Abbott Laboratories	51,900	2,862
Adolor (1)(2)	3,700	17
Allergan	10,130	571
Alpharma, Class A (1)(2)	1,800	47
Atherogenics (1)(2)	3,500	3
Barr Pharmaceuticals (2)	3,201	155
Bristol Myers Squibb	64,300	1,370
Eli Lilly	32,300	1,666
Endo Pharmaceutical (2)	4,700	113
Forest Laboratories (2)	10,000	400
Johnson & Johnson	95,075	6,168
K-V Pharmaceutical, Class A (1)(2)	2,100	52
King Pharmaceuticals (2)	7,689	67
Medicines Company (1)(2)	2,500	50
Medicis Pharmaceutical, Class A (1)	2,500	49
Merck	72,094	2,736
Mylan (1)	10,575	123
Noven Pharmaceuticals (2)	2,100	19
Par Pharmaceutical (1)(2)	2,000	35
Perrigo	4,100	155
Pfizer	227,405	4,760
Schering-Plough	52,600	758
Sciele Pharma (1)(2)	2,200	43
Sepracor (2)	3,800	74
Valeant Pharmaceuticals (1)(2)	3,700	47
ViroPharma (1)(2)	5,400	48
Watson Pharmaceuticals (2)	2,400	70
Wyeth	43,400	1,812
		24,270

Total Health Care		55,136
INDUSTRIALS & BUSINESS SERVICES 12.1%

Aerospace & Defense 2.5%
Alliant Techsystems (1)(2)	1,325	137
American Science Engineering (1)	600	33
BE Aerospace (2)	4,000	140
Boeing	25,600	1,904
Ceradyne (1)(2)	1,600	51
Curtiss-Wright	2,000	83
DRS Technologies (1)	1,713	100
Esterline Technologies (2)	1,400	71
GenCorp (1)(2)	5,200	54
General Dynamics	13,400	1,117
Goodrich	3,640	209
Harris	3,900	189
Hexcel (1)(2)	4,200	80
Honeywell International	24,325	1,372
L-3 Communication (1)	3,900	426
Ladish Company (2)	1,700	61
Lockheed Martin	12,000	1,192
MTC Technologies (1)(2)	1,700	40
Northrop Grumman	11,202	872
Precision Castparts	4,768	487
Raytheon	13,700	885
Rockwell Collins	5,000	286
Spirit Aerosystems, Class A (2)	3,300	73
Taser International (1)(2)	6,400	60
Teledyne Technologies (2)	1,900	89
United Technologies	32,704	2,251
		12,262
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide (1)	5,200	283
Expeditors International of Washington (1)	8,800	398
FedEx	9,200	853
Forward Air (1)	1,650	58
UPS, Class B	35,900	2,621
		4,213
Airlines 0.2%
AirTran (1)(2)	7,200	48
Alaska Air Group (1)(2)	2,600	51
AMR (1)(2)	13,300	120
Continental Airlines, Class B (1)(2)	6,400	123
SkyWest (1)	6,200	131
Southwest Airlines (1)	31,037	385
US Airways (1)(2)	3,200	28
		886
Building Products 0.2%
AAON (1)	3,525	71
Ameron International (1)	900	84
Lennox International	2,200	79
Masco (1)	11,200	222
Owens Corning (1)(2)	3,000	54
Trane	5,500	253
Universal Forest Products (1)	1,000	32
USG (1)(2)	2,600	96
		891
Commercial Services & Supplies 0.9%
Acco Brands (1)(2)	3,169	43
Administaff (1)	1,200	28
Advisory Board (2)	900	49
Allied Waste Industries (2)	10,660	115
Avery Dennison	2,600	128
Barrett Business (1)	1,900	33
Brinks Company	1,600	107
ChoicePoint (2)	2,066	98
Cintas	4,200	120
Consolidated Graphics (2)	1,300	73
Copart (2)	2,950	114
Corporate Executive Board (1)	1,100	45
Corrections Corporation of America (2)	4,268	117
CoStar Group (1)(2)	1,000	43
Covanta Holding (2)	4,600	127
Deluxe	2,100	40
Diamond Management & Technology Consultants (1)	7,100	46
Dun & Bradstreet	1,600	130
Equifax (1)	3,500	121
FTI Consulting (2)	5,100	362
G & K Services, Class A	900	32
GEO (2)	3,200	91
Herman Miller (1)	2,000	49
HNI Corporation (1)	1,300	35
Hudson Highland Group (2)	8,914	76
ICT Group (1)(2)	3,800	38
IHS (2)	2,400	154
IKON Office Solutions	4,100	31
Kimball International, Class B (1)	3,700	40
Korn/Ferry (2)	2,000	34
Learning Tree International (1)(2)	1,700	24
Manpower	2,100	118
McGrath RentCorp (1)	1,400	34
PHH (2)	1,987	35
Pitney Bowes	5,700	200
R.R. Donnelley	6,300	191
Republic Services	5,100	149
Robert Half International	4,000	103
Rollins	3,600	64
School Specialty (1)(2)	1,000	32
Spherion (2)	5,300	32
Stericycle (2)	3,000	155
Team (2)	2,800	76
TeleTech Holdings (2)	2,400	54
Tetra Tech (1)(2)	2,025	40
Thomas Group	4,800	12
TRM Copy Centers (1)(2)	4,600	1
TrueBlue (2)	3,000	40
United Stationers (2)	700	33
Viad	1,100	40
VSE	2,400	68
Waste Connections (2)	2,550	78
Waste Management	16,160	542
Westaff (1)(2)	3,200	7
		4,647
Construction & Engineering 0.3%
EMCOR Group (2)	2,800	62
Fluor	2,800	395
Foster Wheeler (2)	4,400	249
Granite Construction (1)	1,550	51
Insituform Technologies (1)(2)	2,100	29
Jacobs Engineering Group (2)	4,000	294
KBR	6,300	175
Quanta Services (1)(2)	5,350	124
Shaw Group (2)	3,200	151
		1,530
Electrical Equipment 0.6%
Acuity Brands (1)	1,800	77
American Superconductor (1)(2)	4,500	104
AMETEK	2,700	119
AZZ (1)(2)	2,200	78
Baldor Electric (1)	1,500	42
Belden (1)	1,700	60
Brady, Class A	1,800	60
C&D Technologies (1)(2)	3,400	17
Cooper Industries, Class A	7,800	313
Emerson Electric	25,100	1,292
Energy Conversion Devices (1)(2)	2,100	63
FuelCell Energy (1)(2)	8,200	55
General Cable (2)	2,700	160
GrafTech International (2)	8,400	136
Hubbell, Class B	1,600	70
Plug Power (1)(2)	6,900	21
Regal-Beloit (1)	1,600	59
Rockwell Automation	4,300	247
Thomas & Betts (2)	1,700	62
Ultralife Batteries (1)(2)	3,500	41
Unique Mobility (1)(2)	4,400	7
Vicor (1)	1,900	23
Woodward Governor	4,200	112
		3,218
Industrial Conglomerates 3.3%
3M	22,800	1,805
Carlisle Companies (1)	1,800	60
GE	331,906	12,284
McDermott International (2)	9,800	537
Roper Industries (1)	2,500	149
Teleflex	900	43
Textron	8,200	454
Tredegar (1)	3,000	55
Tyco International	21,550	949
		16,336
Machinery 2.0%
3-D Systems (1)(2)	5,300	78
Actuant, Class A (1)	2,680	81
AGCO (2)	3,200	192
Ampco Pittsburgh	2,100	90
Briggs & Stratton (1)	2,100	38
Bucyrus International, Class A	1,500	152
Cascade (1)	700	35
Caterpillar	19,500	1,527
Crane	2,100	85
Cummins Engine	6,600	309
Danaher	7,700	585
Deere	12,000	965
Donaldson	2,600	105
Dover	5,700	238
Dynamic Materials (1)	1,600	69
Eaton	4,500	359
EnPro Industries (1)(2)	1,268	40
ESCO Technologies (1)(2)	1,200	48
Flowserve	2,000	209
Force Protection (1)(2)	4,600	9
Graco (1)	2,187	79
Harsco	2,200	122
IDEX	2,500	77
Illinois Tool Works	14,500	699
Ingersoll-Rand, Class A	8,800	392
ITT	5,300	275
Joy Global	3,700	241
Kennametal	2,000	59
Lincoln Electric	1,400	90
Manitowoc	4,800	196
Middleby (1)(2)	1,400	87
Mueller Water Products, Class B (1)	5,104	40
NACCO Industries	500	40
Nordson	1,600	86
Oshkosh (1)	2,200	80
PACCAR	12,162	547
Pall	3,500	123
Parker Hannifin	4,978	345
Pentair	2,200	70
Robbins & Myers	3,600	118
SPX	1,604	168
Tecumseh Products, Class A (1)(2)	2,100	64
Terex (2)	3,600	225
Timken	3,000	89
Toro (1)	1,400	58
Trinity Industries (1)	2,950	79
Turbochef Technologies (1)(2)	4,200	27
Valmont Industries (1)	2,000	176
Wabtec	2,425	91
Watts Water Technologies, Class A (1)	1,300	36
		9,993
Marine 0.1%
Alexander & Baldwin (1)	1,400	60
International Shipholding (2)	1,800	35
Kirby (2)	2,400	137
Overseas Shipholding Group (1)	1,400	98
		330
Road & Rail 0.9%
Burlington Northern Santa Fe	10,800	996
Con-Way	1,500	74
CSX	13,200	740
Dollar Thrifty Auto Group (2)	1,000	14
Hertz Global (1)(2)	6,100	73
J.B. Hunt Transport Services	4,800	151
Kansas City Southern Industries (1)(2)	3,300	132
Knight Transportation (1)	3,150	52
Landstar Systems	2,600	136
Norfolk Southern	11,600	630
Ryder System	1,500	91
Union Pacific	8,300	1,041
USA Truck (1)(2)	2,400	31
Werner Enterprises (1)	3,175	59
		4,220
Trading Companies & Distributors 0.2%
Applied Industrial Technologies	2,475	74
Fastenal	3,900	179
GATX	1,700	66
Huttig Building Products (2)	6,044	14
Interline Brands (2)	2,000	37
MSC Industrial Direct (1)	1,600	68
UAP Holding	2,700	104
United Rentals (2)	2,900	55
W. W. Grainger	2,100	160
WESCO International (1)(2)	1,700	62
		819

Total Industrials & Business Services		59,345
INFORMATION TECHNOLOGY 15.0%

Communications Equipment 2.2%
3 Com (2)	8,300	19
ADC Telecommunications (2)	3,621	44
ADTRAN	2,600	48
Anaren (1)(2)	1,600	20
Arris Group (1)(2)	5,661	33
Avocent (1)(2)	2,836	48
Blue Coat Systems (1)(2)	3,700	82
Channell Commercial (2)	5,600	8
Ciena (1)(2)	3,863	119
Cisco Systems (2)	196,068	4,723
Commscope (1)(2)	2,113	74
Corning	50,510	1,214
Ditech Networks (1)(2)	3,600	11
Dycom Industries (2)	1,900	23
Echostar (1)(2)	1,880	55
EMS Technologies (2)	2,000	54
Extreme Networks (1)(2)	4,900	15
F5 Networks (2)	3,200	58
Finisar (1)(2)	13,400	17
Foundry Networks (2)	5,400	62
Harmonic (2)	7,159	54
Harris Stratex Networks, Class A (1)(2)	2,725	27
InterDigital (1)(2)	1,600	32
IXIA (2)	3,700	29
JDS Uniphase (1)(2)	6,144	82
Juniper Networks (2)	15,950	399
Mastec (2)	4,350	36
Motorola	70,640	657
MRV Communications (1)(2)	8,360	11
Optical Cable (2)	169	1
Packeteer (1)(2)	6,200	32
Plantronics	1,800	35
Polycom (2)	3,900	88
Powerwave Technologies (1)(2)	13,537	34
QUALCOMM	52,800	2,165
SeaChange International (1)(2)	5,000	35
Sonus Networks (1)(2)	18,100	62
Sycamore Networks (1)(2)	5,900	22
Tekelec (1)(2)	1,600	20
Tellabs (1)(2)	14,057	77
		10,625
Computers & Peripherals 3.6%
Adaptec (1)(2)	6,300	19
Apple (2)	27,800	3,989
Avid Technology (1)(2)	1,500	37
Brocade Communications (2)	17,183	125
Dell (2)	78,000	1,554
Diebold	1,600	60
Dot Hill (2)	5,900	18
Electronics for Imaging (1)(2)	1,900	28
EMC (2)	67,176	963
Emulex (2)	2,200	36
Hewlett-Packard	83,918	3,832
IBM	45,190	5,203
Imation (1)	1,300	30
Intermec (1)(2)	2,400	53
Iomega (1)(2)	5,300	19
LaserCard (1)(2)	2,000	17
Lexmark International (2)	3,000	92
NCR (2)	4,800	110
NetApp (2)	10,900	219
Palm (2)	3,600	18
Presstek (1)(2)	6,400	28
QLogic (2)	5,422	83
Quantum (1)(2)	8,100	17
Rackable Systems (1)(2)	4,000	36
Rimage (2)	2,200	48
Sandisk (1)(2)	7,300	165
Socket Communications (2)	14,700	9
Sun Microsystems (2)	26,650	414
Teradata (2)	4,800	106
Western Digital (2)	7,300	197
		17,525
Electronic Equipment & Instruments 0.6%
Agilent Technologies (2)	11,787	352
Amphenol, Class A	5,300	197
Anixter International (1)(2)	900	58
Arrow Electronics (2)	3,100	104
Avnet (2)	5,148	169
AVX (1)	4,100	53
Benchmark Electronics (2)	2,075	37
Brightpoint (1)(2)	2,880	24
Cherokee International (1)(2)	4,100	8
Cogent (1)(2)	3,100	29
Coherent (1)(2)	1,500	42
Daktronics (1)	2,200	39
Dolby Laboratories, Class A (2)	2,900	105
Electro Scientific Industries (1)(2)	1,900	31
First Solar (2)	1,200	277
Ingram Micro, Class A (2)	4,100	65
Insight Enterprises (2)	2,050	36
Jabil Circuit	6,300	60
Maxwell Technologies (1)(2)	5,100	52
Mercury Computer Systems (1)(2)	3,100	17
Merix (2)	3,800	8
Molex (1)	4,350	101
Multi Fineline Elecronix (1)(2)	2,700	51
Napco Security (1)(2)	6,315	31
National Instruments	2,500	65
Newport (1)(2)	2,100	23
Nu Horizons Electronics (1)(2)	5,150	32
Park Electrochemical (1)	1,600	41
PC Connection (1)(2)	2,750	22
Plexus (2)	1,800	51
Sanmina-SCI (2)	11,412	19
Sunpower (1)(2)	1,400	104
Tech Data (2)	1,300	43
Technitrol	2,700	62
Trimble Navigation (1)(2)	3,794	108
TTM Technologies (2)	3,700	42
Tyco Electronics	14,850	510
Vishay Intertechnology (2)	6,120	55
X-Rite (1)(2)	3,300	20
Zygo (2)	1,900	24
		3,167
Internet Software & Services 1.5%
Akamai Technologies (1)(2)	5,400	152
Ariba (1)(2)	11,438	110
Art Technology Group (2)	29,000	113
CNET Networks (1)(2)	8,375	59
Earthlink (1)(2)	3,930	30
eBay (2)	37,700	1,125
Entrust Technologies (2)	5,500	14
Google, Class A (2)	7,460	3,286
IAC/InterActiveCorp (2)	9,324	194
Interwoven (2)	5,489	59
Monster Worldwide (1)(2)	3,900	94
RealNetworks (1)(2)	10,200	58
S1 (2)	5,800	41
Sonicwall (2)	3,000	25
The Knot (1)(2)	2,500	29
Tumbleweed Communications (1)(2)	4,800	6
United Online (1)	6,550	69
VeriSign (1)(2)	7,040	234
Websense (2)	2,700	51
Yahoo! (2)	50,932	1,473
		7,222
IT Services 1.1%
Acxiom	3,000	36
Affiliated Computer Services, Class A (2)	2,900	145
Alliance Data Systems (2)	2,100	100
Analysts International (2)	5,700	9
Automatic Data Processing	16,300	691
BearingPoint (1)(2)	7,300	12
Broadridge Financial Solutions	4,525	80
CACI International, Class A (1)(2)	700	32
CIBER (2)	4,100	20
Cognizant Technology Solutions (2)	8,600	248
Computer Sciences (1)(2)	4,500	183
Convergys (2)	3,900	59
CSG Systems International (2)	1,900	22
CyberSource (2)	3,806	56
DST Systems (1)(2)	2,100	138
Electronic Data Systems	14,100	235
Fidelity National Information	7,542	288
Fiserv (2)	5,375	258
Forrester Research (1)(2)	2,100	56
Global Payments	1,760	73
Hewitt Associates, Class A (2)	2,680	107
iGate (2)	4,600	33
Iron Mountain (2)	4,462	118
Kratos Defense & Security Solutions (1)(2)	4,300	8
Management Network Group (1)(2)	4,400	8
Mastercard, Class A (1)	2,700	602
Maximus	1,400	51
Metavante Technologies (2)	2,297	46
Moneygram International (1)	4,800	9
MPS Group (2)	3,200	38
Paychex	9,587	328
Perot Systems, Class A (2)	3,400	51
RightNow Technologies (2)	13,900	165
Saic (1)(2)	10,000	186
Sapient (2)	5,500	38
Startek (2)	3,500	32
Sykes Enterprises (2)	2,700	47
The Hackett Group (2)	5,020	20
Total System Services	9,926	235
Unisys (2)	10,000	44
Western Union	25,251	537
		5,444
Office Electronics 0.1%
Xerox	26,900	403
Zebra Technologies (2)	2,150	71
		474
Semiconductor & Semiconductor Equipment 2.5%
Actel (1)(2)	2,900	44
Advanced Energy Industries (2)	2,700	36
Advanced Micro Devices (1)(2)	19,400	114
Altera	9,500	175
Amkor Technology (1)(2)	5,800	62
Analog Devices	13,500	399
Applied Materials	44,978	878
Applied Micro Circuits (1)(2)	2,160	16
Atheros Communications (1)(2)	3,600	75
Atmel (2)	15,900	55
Axcelis Technologies (2)	4,714	26
Broadcom, Class A (2)	15,350	296
Brooks Automation (2)	2,554	25
Cabot Microelectronics (1)(2)	1,664	53
Cirrus Logic (2)	5,700	38
Cognex	2,200	48
Cohu (1)	2,400	39
Conexant (1)(2)	10,416	6
Cree (1)(2)	3,700	103
Cymer (1)(2)	1,200	31
Cypress Semiconductor (1)(2)	5,300	125
Diodes (1)(2)	3,262	72
DSP Group (2)	1,700	22
Entegris (2)	6,092	44
Fairchild Semiconductor, Class A (2)	2,600	31
FEI (1)(2)	2,200	48
Integrated Device Technology (2)	4,250	38
Intel	187,490	3,971
International Rectifier (2)	1,900	41
Intersil, Class A	3,596	92
KLA-Tencor (1)	5,400	200
Kopin (1)(2)	6,500	17
Kulicke & Soffa (2)	3,700	18
Lam Research (2)	4,100	157
Lattice Semiconductor (1)(2)	4,800	14
Linear Technology (1)	7,600	233
LSI Corporation (1)(2)	24,078	119
LTX (1)(2)	4,700	15
Mattson Technology (2)	3,600	22
Maxim Integrated Products	9,421	192
MEMC Electronic Materials (2)	6,200	440
Micrel (1)	4,700	44
Microchip Technology (1)	5,664	185
Micron Technology (1)(2)	23,169	138
Microsemi (1)(2)	2,500	57
MIPS Technologies (2)	4,800	19
MKS Instruments (2)	2,213	47
MoSys (1)(2)	3,500	15
Nanometrics (2)	4,900	35
National Semiconductor	8,200	150
Novellus Systems (1)(2)	4,000	84
NVIDIA (2)	29,400	582
Omnivision Technologies (1)(2)	3,300	56
ON Semiconductor (1)(2)	14,530	83
Pericom Semiconductor (1)(2)	4,500	66
QuickLogic (1)(2)	6,700	20
Rambus (1)(2)	3,500	82
RF Micro Devices (1)(2)	18,009	48
Rudolph Technologies (1)(2)	2,800	27
Semitool (1)(2)	2,500	21
Semtech (2)	1,600	23
Silicon Laboratories (2)	1,700	54
Silicon Storage Technology (2)	5,700	15
Skyworks Solutions (1)(2)	11,279	82
Spansion, Class A (1)(2)	2,900	8
Teradyne (2)	5,500	68
Texas Instruments	45,600	1,289
Transmeta (1)(2)	5,364	69
TriQuint Semiconductor (2)	6,290	32
Varian Semiconductor Equipment (1)(2)	2,650	75
Virage Logic (1)(2)	8,000	46
Xilinx	9,100	216
Zoran (2)	1,614	22
		12,188
Software 3.4%
Activision (2)	9,354	256
Adobe Systems (2)	18,380	654
Advent Software (1)(2)	1,300	55
Ansoft (2)	4,300	131
Ansys (2)	3,400	117
Aspen Technology (2)	5,800	74
Autodesk (2)	12,900	406
BEA Systems (2)	13,600	260
Blackboard (2)	3,000	100
BMC Software (2)	6,000	195
Borland Software (1)(2)	4,800	10
CA (1)	13,431	302
Cadence Design Systems (2)	7,200	77
Citrix Systems (2)	5,900	173
Compuware (2)	11,000	81
Electronic Arts (2)	9,300	464
EPlus (2)	3,700	34
FactSet Research Systems (1)	1,750	94
Fair Isaac (1)	2,072	45
Informatica (2)	5,200	89
Intuit (2)	9,500	257
Jack Henry & Associates	2,800	69
JDA Software Group (2)	2,700	49
Macrovision (1)(2)	2,900	39
Manhattan Associates (2)	1,500	34
McAfee (2)	8,737	289
Mentor Graphics (1)(2)	5,000	44
Microsoft	262,750	7,457
Midway Games (1)(2)	5,439	15
Moldflow (2)	2,200	38
Napster (1)(2)	6,313	9
NAVTEQ (2)	3,900	265
NetScout Systems (2)	3,400	32
Novell (2)	10,034	63
Nuance Communications (2)	6,324	110
OPNET Technologies (2)	3,700	30
Oracle (2)	131,100	2,564
Parametric Technology (2)	3,280	52
Progress Software (2)	2,600	78
Quality Systems (1)	1,600	48
Quest Software (2)	3,800	50
Red Hat (1)(2)	16,700	307
Renaissance Learning (1)	1,700	24
Salary.com (2)	4,000	26
Salesforce.com (2)	2,800	162
Secure Computing (1)(2)	5,700	37
Sourcefire (1)(2)	11,500	69
Sybase (2)	2,210	58
Symantec (2)	27,464	457
Symyx Technologies (1)(2)	1,500	11
Synopsys (2)	4,470	102
THQ (1)(2)	2,575	56
TiVo (2)	5,200	46
Wind River Systems (2)	31,772	246
		16,810

Total Information Technology		73,455
MATERIALS 3.9%

Chemicals 2.1%
A. Schulman	2,300	47
Air Products & Chemicals	7,000	644
Airgas	2,300	105
Arch Chemicals	1,400	52
Ashland	1,500	71
Cabot (1)	2,000	56
Calgon Carbon (1)(2)	6,100	92
Celanese, Series A	4,300	168
CF Industries	1,600	166
Chemtura	7,645	56
Cytec Industries	1,300	70
Dow Chemical	30,999	1,142
DuPont (1)	28,509	1,333
Eastman Chemical	2,200	137
Ecolab	6,600	287
Ferro	3,200	48
FMC	2,600	144
Georgia Gulf (1)	1,400	10
H.B. Fuller	2,200	45
Hawkins Chemical (1)	4,600	70
Hercules	4,400	81
Huntsman	6,500	153
International Flavors & Fragrances	2,600	115
Lubrizol	2,100	117
Minerals Technologies (1)	900	57
Monsanto	17,760	1,980
Mosaic (2)	6,700	687
Nalco	4,700	99
NL Industries (1)	5,600	61
OMNOVA Solutions (2)	13,900	55
PPG Industries (1)	4,200	254
Praxair	10,000	842
Rohm & Haas (1)	5,200	281
RPM	3,300	69
Scotts Miracle Gro	1,400	45
Sensient Technologies	2,600	77
Sigma Aldrich	3,400	203
Spartech (1)	1,900	16
Terra Industries (1)(2)	3,100	110
Valspar (1)	2,400	48
W. R. Grace (1)(2)	3,100	71
Zep (1)	2,000	32
		10,196
Construction Materials 0.1%
Eagle Materials (1)	2,998	107
Headwaters (1)(2)	3,900	51
Martin Marietta Materials (1)	1,300	138
Vulcan Materials (1)	3,066	204
		500
Containers & Packaging 0.2%
AptarGroup	1,600	62
Ball	3,500	161
Bemis (1)	2,400	61
Chesapeake (1)	1,500	7
Crown Cork & Seal (2)	5,500	138
Myers Industries (1)	10,260	135
Owens-Illinois (2)	5,000	282
Packaging Corporation of America	2,000	45
Pactiv (2)	4,000	105
Rock-Tenn, Class A	2,000	60
Sealed Air (1)	5,000	126
Smurfit-Stone Container (1)(2)	5,690	44
Sonoco Products	1,900	54
Temple-Inland (1)	3,300	42
		1,322
Metals & Mining 1.2%
AK Steel (1)	5,800	316
Alcoa	26,420	953
Allegheny Technologies	3,350	239
Carpenter Technology	2,200	123
Cleveland-Cliffs (1)	1,200	144
Coeur d'Alene Mines (2)	13,400	54
Commercial Metals	5,400	162
Freeport-McMoRan Copper & Gold	12,562	1,209
Hecla Mining (1)(2)	7,100	79
Mines Management (1)(2)	13,500	48
Newmont Mining	14,100	639
Nucor	9,300	630
Quanex	1,800	93
Reliance Steel & Aluminum	1,500	90
Royal Gold (1)	2,400	72
RTI International Metals (1)(2)	1,000	45
Steel Dynamics (1)	7,600	251
Stillwater Mining (1)(2)	5,305	82
Titanium Metals (1)	2,898	44
USX-U.S. Steel Group	4,200	533
Worthington Industries (1)	3,400	57
		5,863
Paper & Forest Products 0.3%
AbitiBibowater	2,428	31
Buckeye Technologies (2)	6,800	76
Domtar (2)	15,000	103
Glatfelter	2,100	32
International Paper	20,384	554
Louisiana Pacific (1)	2,900	27
MeadWestvaco	5,452	148
Neenah Paper	1,054	27
Schweitzer Mauduit	1,700	39
Wausau Paper (1)	2,900	24
Weyerhaeuser (1)	6,500	423
		1,484

Total Materials		19,365
TELECOMMUNICATION SERVICES 3.0%

Diversified Telecommunication Services 2.5%
AT&T	197,961	7,582
Atlantic Tele Network (1)	1,900	64
Centurytel	3,175	106
Cincinnati Bell (2)	9,348	40
Citizens Communications	11,292	118
D&E Communications	5,649	50
Embarq	4,718	189
General Communication, Class A (1)(2)	4,600	28
Level 3 Communications (1)(2)	43,500	92
Paetec (1)(2)	5,500	37
Qwest Communications International (1)	50,525	229
Time Warner Telecom, Class A (1)(2)	4,700	73
Verizon Communications	91,211	3,325
Windstream (1)	14,260	170
		12,103
Wireless Telecommunication Services 0.5%
American Tower Systems, Class A (2)	19,820	777
Centennial Communications (1)(2)	4,100	24
Crown Castle International (1)(2)	13,737	474
Leap Wireless International (1)(2)	4,400	205
MetroPCS Communications (2)	9,900	168
NII Holdings, Class B (2)	5,300	169
SBA Communications (1)(2)	3,200	96
Sprint Nextel	88,962	595
Telephone & Data Systems	2,300	90
U.S. Cellular (2)	1,800	99
		2,697

Total Telecommunication Services		14,800
UTILITIES 3.7%

Electric Utilities 1.9%
Allegheny Energy	4,900	248
ALLETE	1,733	67
American Electric Power	12,640	526
Central Vermont Public Service	4,000	96
Cleco	2,900	64
DPL (1)	3,200	82
Duke Energy	39,952	713
Edison International	10,900	534
El Paso Electric (2)	3,200	68
Empire District Electronics	4,900	99
Entergy	6,300	687
Exelon	21,924	1,782
FirstEnergy	10,060	690
FPL Group	13,400	841
Great Plains Energy (1)	2,600	64
Hawaiian Electric Industries (1)	4,100	98
IdaCorp (1)	2,800	90
Madison Gas & Electric (1)	3,400	116
Northeast Utilities	4,800	118
Otter Tail (1)	1,800	64
Pinnacle West Capital (1)	2,900	102
Potomac Electric Power	6,900	171
PPL	11,200	514
Progress Energy	7,330	306
Sierra Pacific Resources	6,500	82
Southern Company (1)	23,400	833
Unisource Energy	2,300	51
United Illuminating	1,666	50
Westar Energy (1)	2,600	59
		9,215
Gas Utilities 0.3%
AGL Resources	1,800	62
Atmos Energy	6,200	158
Equitable Resources	3,800	224
Laclede Gas (1)	4,400	157
National Fuel Gas (1)	2,800	132
NICOR (1)	1,500	50
ONEOK	5,200	232
Piedmont Natural Gas (1)	4,100	108
Questar	5,400	305
Southern Union	4,210	98
UGI	3,000	75
Washington Gas Light (1)	2,700	86
		1,687
Independent Power Producers & Energy Traders 0.4%
AES (2)	20,455	341
Constellation Energy Group	5,900	521
Dynegy, Class A (2)	15,915	125
Mirant (2)	7,700	280
NRG Energy (1)(2)	7,300	285
Reliant Energy (2)	10,437	247
		1,799
Multi-Utilities 1.1%
Alliant Energy	3,500	123
Ameren (1)	6,400	282
Aquila (2)	9,000	29
Avista	3,100	61
Black Hills (1)	1,900	68
CenterPoint Energy	8,500	121
CH Energy Group (1)	2,300	90
CMS Energy (1)	6,100	83
Consolidated Edison (1)	8,500	337
Dominion Resources	20,840	851
DTE Energy (1)	4,949	192
Energy East	4,300	104
Integrys Energy Group	2,572	120
MDU Resources Group	5,800	142
NiSource	6,808	117
NSTAR (1)	3,200	97
OGE Energy	5,100	159
PG&E	10,500	387
PNM Resources (1)	3,050	38
Public Service Enterprise	16,600	667
Puget Energy	3,400	88
SCANA	4,168	152
Sempra Energy	8,851	472
TECO Energy	6,500	104
Vectren	2,800	75
Wisconsin Energy	3,000	132
XCEL Energy (1)	13,530	270
		5,361
Water Utilities 0.0%
Aqua America (1)	4,057	76
California Water Service Group (1)	1,600	61
		137

Total Utilities		18,199

Total Common Stocks (Cost $391,596)		468,254
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.4%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	21,584,882	21,585
		21,585
U.S. Treasury Obligations 0.3%
U.S. Treasury Bills, 1.98%, 6/19/08 (5)	50,000	50
U.S. Treasury Bills, 3.202%, 6/19/08 (5)	1,400,000	1,390
		1,440
Total Short-Term Investments (Cost $23,025)		23,025
SECURITIES LENDING COLLATERAL 13.1%
State Street Bank and Trust Company of New Hampshire N.A.,
Securities Lending Quality Trust units, 3.28% (3)	63,974,950	63,975
Total Securities Lending Collateral (Cost $63,975)		63,975
Total Investments in Securities
113.2% of Net Assets (Cost $478,596)		$555,254

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $64,477. See Note 3.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 268 S&P 500 Mini contracts
$1,134 par of 3.202% U.S. Treasury Bills
and $50 par of 1.98% U.S. Treasury Bills
pledged as initial margin	6/08	$17,742	$284
Long, 28 Russell 2000 Mini contracts
$138 par of 3.202% U.S. Treasury Bills
pledged as initial margin	6/08	1,932	58
Long, 34 S&P Mid-Cap 400 E-mini contracts
$128 par of 3.202% U.S. Treasury Bills
pledged as initial margin	6/08	2,657	39

Net payments (receipts) of variation
margin to date			(273)
Variation margin receivable (payable)
on open futures contracts			$108

(4) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales		Investment	Value
Affiliate	Cost	Cost		Income	3/31/08	12/31/07
T. Rowe Price Reserve
Investment Fund,
3.29%	¤	¤		$233	$21,585	$24,877

Totals				$233	$ 21,585	$ 24,877

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$21,585
Dividend income		233
Interest income			-
Investment income		$233
Realized gain (loss) on securities			$-
Capital gain distributions from
mutual funds			$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Dow Jones Wilshire 5000 Composite Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions Investment transactions are accounted for on the trade date.

Currency Translation

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$531,887,000	$0
Level 2 – significant other observable inputs	23,367,000	108,000
Level 3 – significant unobservable inputs	0	0
Total	$555,254,000	$108,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $64,477,000; aggregate collateral received included U.S. government securities valued at $1,753,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $478,596,000. Net unrealized gain aggregated $77,039,000 at period-end, of which $126,352,000 related to appreciated investments and $49,313,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EQUITY INDEX 500 FUND
Unaudited		March 31, 2008
Portfolio of Investments ‡	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.2%
Goodyear Tire & Rubber (1)	202,350	5,220
Johnson Controls	499,287	16,876
		22,096
Automobiles 0.3%
Ford Motor (1)(2)	1,841,528	10,533
GM (2)	476,566	9,079
Harley-Davidson (2)	198,290	7,436
		27,048
Distributors 0.1%
Genuine Parts	137,112	5,515
		5,515
Diversified Consumer Services 0.1%
Apollo Group, Class A (1)	115,439	4,987
H&R Block	272,838	5,664
		10,651
Hotels, Restaurants & Leisure 1.3%
Carnival (2)	373,398	15,115
Darden Restaurants	116,352	3,787
International Game Technology	264,364	10,630
Marriott, Class A	260,610	8,955
McDonald's	968,564	54,017
Starbucks (1)(2)	616,086	10,781
Starwood Hotels & Resorts Worldwide	167,745	8,681
Wendy's	71,235	1,643
Wyndham Worldwide	143,417	2,966
Yum! Brands	411,220	15,301
		131,876
Household Durables 0.5%
Black & Decker (2)	50,834	3,360
Centex (2)	103,792	2,513
D. R. Horton (2)	235,900	3,715
Fortune Brands	128,389	8,923
Harman International	48,600	2,116
KB Home (2)	60,724	1,502
Leggett & Platt (2)	132,096	2,015
Lennar, Class A (2)	115,500	2,173
Newell Rubbermaid	238,225	5,448
Pulte (2)	180,372	2,624
Snap-On	47,300	2,405
Stanley Works	66,717	3,177
Whirlpool (2)	66,208	5,746
		45,717
Internet & Catalog Retail 0.2%
Amazon.com (1)(2)	260,200	18,552
Expedia (1)	170,900	3,741
		22,293
Leisure Equipment & Products 0.1%
Brunswick (2)	69,130	1,104
Eastman Kodak (2)	232,162	4,102
Hasbro	118,821	3,315
Mattel	314,319	6,255
		14,776
Media 2.8%
CBS, Class B	577,767	12,757
Clear Channel Communications	416,945	12,183
Comcast, Class A	2,550,376	49,324
DIRECTV (1)	598,700	14,842
Disney	1,587,468	49,815
Gannett	192,798	5,601
Interpublic Group (1)(2)	395,200	3,324
McGraw-Hill	273,124	10,092
Meredith	32,776	1,254
New York Times, Class A (2)	113,191	2,137
News Corp., Class A	1,928,489	36,159
Omnicom	273,666	12,090
Scripps, Class A (2)	75,600	3,176
Time Warner	3,033,145	42,525
Viacom, Class B (1)	546,267	21,643
Washington Post, Class B	4,800	3,175
		280,097
Multiline Retail 0.8%
Big Lots (1)(2)	78,034	1,740
Dillards, Class A (2)	46,755	805
Family Dollar Stores (2)	111,509	2,175
J.C. Penney	185,122	6,981
Kohl's (1)	262,422	11,255
Macys	360,784	8,320
Nordstrom (2)	156,602	5,105
Sears Holding (1)(2)	62,219	6,352
Target	693,217	35,132
		77,865
Specialty Retail 1.6%
Abercrombie & Fitch	72,000	5,266
Autonation (1)(2)	104,951	1,571
AutoZone (1)	36,345	4,137
Bed Bath & Beyond (1)(2)	225,922	6,665
Best Buy (2)	294,813	12,223
GameStop (1)	135,200	6,991
GAP	391,801	7,711
Home Depot	1,415,595	39,594
Lowes	1,226,318	28,132
Office Depot (1)	227,439	2,513
OfficeMax	62,558	1,197
RadioShack (2)	104,243	1,694
Sherwin-Williams (2)	85,799	4,379
Staples	587,671	12,993
The Limited	260,701	4,458
Tiffany (2)	108,907	4,557
TJX	365,764	12,096
		156,177
Textiles, Apparel & Luxury Goods 0.4%
Coach (1)	303,690	9,156
Jones Apparel Group	74,759	1,003
Liz Claiborne (2)	75,043	1,362
Nike, Class B	319,270	21,711
Polo Ralph Lauren (2)	51,500	3,002
V. F.	72,227	5,598
		41,832

Total Consumer Discretionary		835,943
CONSUMER STAPLES 10.8%

Beverages 2.5%
Anheuser-Busch	606,826	28,794
Brown-Forman, Class B (2)	73,531	4,869
Coca-Cola	1,687,632	102,726
Coca-Cola Enterprises	241,774	5,851
Constellation Brands, Class A (1)(2)	164,100	2,900
Molson Coors Brewing, Class B	113,212	5,952
Pepsi Bottling Group	114,244	3,874
PepsiCo	1,352,865	97,677
		252,643
Food & Staples Retailing 2.6%
Costco Wholesale	364,207	23,663
CVS Caremark	1,204,251	48,784
Kroger	565,053	14,352
Safeway	369,181	10,836
SUPERVALU	172,682	5,177
Sysco	508,004	14,742
Wal-Mart	1,989,257	104,794
Walgreen	833,660	31,754
Whole Foods Market (2)	113,500	3,742
		257,844
Food Products 1.5%
Archer-Daniels-Midland	541,016	22,268
Campbell Soup	186,449	6,330
ConAgra	401,661	9,620
Dean Foods (2)	125,300	2,517
General Mills	283,129	16,954
Heinz	263,759	12,389
Hershey Foods (2)	140,406	5,289
Kellogg	219,136	11,518
Kraft Foods, Class A	1,289,153	39,977
McCormick	108,805	4,022
Sara Lee	602,508	8,423
Tyson Foods, Class A	227,200	3,624
Wrigley	182,503	11,468
		154,399
Household Products 2.5%
Clorox	116,197	6,581
Colgate-Palmolive	428,991	33,423
Kimberly-Clark	355,140	22,924
Procter & Gamble	2,594,660	181,808
		244,736
Personal Products 0.2%
Avon	359,261	14,205
Estee Lauder, Class A (2)	98,700	4,526
		18,731
Tobacco 1.5%
Altria Group	1,778,606	39,485
Philip Morris International (1)	1,778,606	89,962
Reynolds American (2)	142,898	8,435
UST (2)	129,915	7,083
		144,965

Total Consumer Staples		1,073,318
ENERGY 12.9%

Energy Equipment & Services 2.7%
Baker Hughes	264,796	18,139
BJ Services	248,622	7,088
Cameron International (1)	186,200	7,753
ENSCO International (2)	118,900	7,445
Halliburton	739,508	29,085
Nabors Industries (1)(2)	240,592	8,125
National Oilwell Varco (1)	301,454	17,599
Noble Drilling	225,160	11,184
Rowan (2)	91,795	3,780
Schlumberger	1,010,418	87,906
Smith International	168,700	10,836
Transocean (1)	267,086	36,110
Weatherford International (1)	284,300	20,603
		265,653
Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum	393,540	24,805
Apache	279,837	33,810
Chesapeake Energy (2)	385,500	17,791
Chevron	1,751,221	149,484
ConocoPhillips	1,317,013	100,370
CONSOL Energy	154,700	10,704
Devon Energy	375,212	39,146
El Paso	591,972	9,851
EOG Resources	208,454	25,015
ExxonMobil	4,513,482	381,750
Hess	234,252	20,656
Marathon Oil	596,582	27,204
Murphy Oil	160,000	13,142
Noble Energy	144,700	10,534
Occidental Petroleum	694,894	50,845
Peabody Energy	226,900	11,572
Range Resources	127,500	8,090
Spectra Energy	529,637	12,049
Sunoco	100,174	5,256
Tesoro (2)	112,000	3,360
Valero Energy	457,934	22,489
Williams Companies	494,670	16,314
XTO Energy (2)	429,173	26,549
		1,020,786

Total Energy		1,286,439
FINANCIALS 16.4%

Capital Markets 2.9%
American Capital Strategies (2)	164,600	5,623
Ameriprise Financial	191,239	9,916
Bank of New York Mellon	957,272	39,947
Charles Schwab	787,499	14,829
E*TRADE Financial (1)(2)	388,551	1,500
Federated Investors, Class B	73,351	2,872
Franklin Resources	134,937	13,087
Goldman Sachs	332,424	54,980
Janus Capital Group (2)	123,215	2,867
Legg Mason	114,400	6,404
Lehman Brothers (2)	443,946	16,710
Merrill Lynch	817,126	33,290
Morgan Stanley	928,924	42,452
Northern Trust	160,932	10,697
State Street	325,223	25,693
T. Rowe Price Group (2)(3)	220,852	11,042
		291,909
Commercial Banks 2.9%
BB&T (2)	454,758	14,580
Comerica	127,885	4,486
Fifth Third Bancorp (2)	459,996	9,623
First Horizon National (2)	100,395	1,407
Huntington Bancshares (2)	299,158	3,216
KeyCorp	330,784	7,261
M & T Bank (2)	61,972	4,987
Marshall & Ilsley	223,507	5,185
National City (2)	515,687	5,131
PNC Financial Services Group	292,722	19,194
Regions Financial (2)	591,965	11,691
SunTrust	297,611	16,410
Toronto Dominion Bank	66,893	4,104
U.S. Bancorp	1,448,522	46,874
Wachovia	1,664,665	44,946
Wells Fargo	2,772,636	80,684
Zions Bancorporation (2)	88,028	4,010
		283,789
Consumer Finance 0.7%
American Express	977,999	42,758
Capital One Financial (2)	320,924	15,796
Discover Financial	398,162	6,518
SLM Corporation (1)(2)	410,424	6,300
		71,372
Diversified Financial Services 4.2%
Bank of America	3,735,938	141,629
CIT Group (2)	153,648	1,821
Citigroup	4,378,592	93,789
CME Group	45,836	21,502
IntercontinentalExchange (1)	58,400	7,621
JPMorgan Chase	2,877,813	123,602
Leucadia National (2)	139,700	6,317
Moody's (2)	175,388	6,109
NYSE Euronext (2)	223,900	13,817
		416,207
Insurance 3.9%
ACE Limited	274,302	15,103
AFLAC	403,984	26,239
Allstate	476,767	22,913
Ambac Financial Group (2)	238,075	1,369
American International Group	2,121,117	91,738
Aon	249,995	10,050
Assurant	79,900	4,863
Chubb	319,088	15,789
Cincinnati Financial	134,023	5,098
Genworth Financial, Class A	373,200	8,449
Hartford Financial Services	262,375	19,880
Lincoln National	223,881	11,642
Loews	368,782	14,832
Marsh & McLennan (2)	433,793	10,563
MBIA (2)	168,086	2,054
MetLife	596,424	35,941
Principal Financial Group	218,292	12,163
Progressive	582,260	9,357
Prudential Financial	380,895	29,805
SAFECO	80,729	3,542
The Travelers Companies	529,196	25,322
Torchmark	74,964	4,506
Unum Group	301,429	6,635
XL Capital	151,076	4,464
		392,317
Real Estate Investment Trusts (REITs) 1.2%
AIMCO, REIT (2)	83,708	2,998
AvalonBay Communities, REIT	64,000	6,177
Boston Properties, REIT (2)	102,200	9,410
Developers Diversified Realty, REIT (2)	99,700	4,175
Equity Residential, REIT (2)	233,475	9,687
General Growth Properties, REIT (2)	222,300	8,485
HCP, REIT	113,200	3,827
Host Hotels & Resorts, REIT	451,100	7,182
Kimco Realty, REIT	213,900	8,378
Plum Creek Timber, REIT (2)	143,668	5,847
ProLogis, REIT	213,821	12,585
Public Storage, REIT	105,400	9,341
Simon Property Group, REIT	186,329	17,312
Vornado Realty Trust, REIT	111,900	9,647
		115,051
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Class A (1)(2)	163,200	3,532
		3,532
Thrifts & Mortgage Finance 0.6%
Countrywide Financial (2)	462,367	2,543
Fannie Mae	820,608	21,598
Freddie Mac	559,019	14,154
Hudson City Bancorp	428,700	7,579
MGIC Investment (2)	94,545	996
Sovereign Bancorp (2)	289,269	2,696
Washington Mutual (2)	736,065	7,582
		57,148

Total Financials		1,631,325

HEALTH CARE 11.4%

Biotechnology 1.3%
Amgen (1)	914,532	38,209
Biogen Idec (1)	250,959	15,482
Celgene (1)	365,852	22,423
Genzyme (1)	226,235	16,863
Gilead Sciences (1)	782,934	40,345
		133,322
Health Care Equipment & Supplies 1.9%
Baxter International	534,349	30,896
Becton, Dickinson & Company	205,012	17,600
Boston Scientific (1)	1,123,629	14,461
C.R. Bard	84,854	8,180
Covidien	417,536	18,476
Hospira (1)	130,762	5,593
Medtronic	947,327	45,822
St. Jude Medical (1)	289,621	12,509
Stryker	200,551	13,046
Varian Medical Systems (1)	104,400	4,890
Zimmer Holdings (1)	196,581	15,306
		186,779
Health Care Providers & Services 1.8%
Aetna	415,422	17,485
AmerisourceBergen	139,562	5,719
Cardinal Health	301,002	15,806
Cigna	230,228	9,340
Coventry Health Care (1)	128,100	5,169
Express Scripts (1)	210,980	13,570
Humana (1)	143,254	6,427
Laboratory Corporation of America (1)(2)	95,500	7,037
McKesson	243,059	12,729
Medco Health Solutions (1)	444,392	19,460
Patterson Companies (1)(2)	116,400	4,225
PharMerica (1)	1	—
Quest Diagnostics (2)	131,196	5,939
Tenet Healthcare (1)(2)	387,133	2,191
UnitedHealth Group	1,066,046	36,629
WellPoint (1)	462,874	20,427
		182,153
Health Care Technology 0.0%
IMS Health	169,218	3,555
		3,555
Life Sciences Tools & Services 0.4%
Applera	140,098	4,603
Millipore (1)(2)	47,540	3,205
PerkinElmer	101,500	2,461
Thermo Fisher Scientific (1)	343,507	19,525
Waters Corporation (1)	82,635	4,603
		34,397
Pharmaceuticals 6.0%
Abbott Laboratories	1,303,517	71,889
Allergan	256,532	14,466
Barr Pharmaceuticals (1)	89,100	4,304
Bristol-Myers Squibb	1,665,010	35,465
Eli Lilly	835,080	43,082
Forest Laboratories (1)	262,514	10,503
Johnson & Johnson	2,391,290	155,123
King Pharmaceuticals (1)	203,875	1,774
Merck	1,824,664	69,246
Mylan (2)	243,505	2,825
Pfizer	5,705,814	119,423
Schering-Plough	1,360,866	19,610
Watson Pharmaceuticals (1)	88,819	2,604
Wyeth	1,125,847	47,015
		597,329

Total Health Care		1,137,535
INDUSTRIALS & BUSINESS SERVICES 11.8%

Aerospace & Defense 2.8%
Boeing	649,580	48,309
General Dynamics	336,072	28,018
Goodrich	103,935	5,977
Honeywell International	627,366	35,396
L-3 Communication	104,869	11,467
Lockheed Martin	289,144	28,712
Northrop Grumman	283,859	22,087
Precision Castparts	116,300	11,872
Raytheon	357,058	23,070
Rockwell Collins	140,181	8,011
United Technologies	826,596	56,886
		279,805
Air Freight & Logistics 1.0%
C.H. Robinson Worldwide	140,200	7,627
Expeditors International of Washington	181,200	8,187
Fedex	256,010	23,724
UPS, Class B	876,069	63,971
		103,509
Airlines 0.1%
Southwest Airlines	621,645	7,708
		7,708
Building Products 0.1%
Masco (2)	308,754	6,123
Trane	143,821	6,601
		12,724
Commercial Services & Supplies 0.4%
Allied Waste Industries (1)	280,193	3,029
Avery Dennison	85,077	4,190
Cintas	110,311	3,148
Equifax (2)	108,445	3,739
Pitney Bowes	182,938	6,406
R.R. Donnelley	178,642	5,415
Robert Half International	134,762	3,469
Waste Management	425,410	14,277
		43,673
Construction & Engineering 0.2%
Fluor	74,545	10,523
Jacobs Engineering Group (1)	100,000	7,359
		17,882
Electrical Equipment 0.5%
Cooper Industries, Class A	147,042	5,904
Emerson Electric	658,160	33,869
Rockwell Automation	128,746	7,392
		47,165
Industrial Conglomerates 3.9%
3M	595,601	47,142
GE	8,414,868	311,434
Textron	207,690	11,510
Tyco International	416,236	18,335
		388,421
Machinery 1.8%
Caterpillar	528,084	41,344
Cummins	170,396	7,978
Danaher	209,619	15,937
Deere	372,296	29,947
Dover	167,909	7,015
Eaton	122,402	9,752
Illinois Tool Works (2)	342,778	16,532
Ingersoll-Rand, Class A	227,048	10,122
ITT	148,566	7,697
Manitowoc	105,976	4,324
PACCAR	305,108	13,730
Pall	104,842	3,677
Parker Hannifin	138,808	9,615
Terex (1)	86,200	5,388
		183,058
Road & Rail 0.9%
Burlington Northern Santa Fe	248,035	22,874
CSX	345,704	19,384
Norfolk Southern	320,869	17,429
Ryder System	46,593	2,838
Union Pacific	219,588	27,532
		90,057
Trading Companies & Distributors 0.1%
W. W. Grainger	58,932	4,502
		4,502

Total Industrials & Business Services		1,178,504
INFORMATION TECHNOLOGY 15.3%

Communications Equipment 2.4%
Ciena (1)(2)	72,515	2,236
Cisco Systems (1)	5,013,209	120,768
Corning	1,324,069	31,831
JDS Uniphase (1)(2)	186,570	2,498
Juniper Networks (1)	440,500	11,012
Motorola	1,902,536	17,694
QUALCOMM	1,367,885	56,083
Tellabs (1)(2)	359,379	1,959
		244,081
Computers & Peripherals 4.3%
Apple (1)	740,732	106,295
Dell (1)	1,878,824	37,426
EMC (1)	1,754,963	25,166
Hewlett-Packard	2,073,343	94,669
IBM	1,166,758	134,340
Lexmark International (1)(2)	78,509	2,412
NetApp (1)	280,523	5,624
QLogic (1)	106,778	1,639
Sandisk (1)(2)	196,000	4,424
Sun Microsystems (1)	695,277	10,798
Teradata (1)	156,898	3,461
		426,254
Electronic Equipment & Instruments 0.3%
Agilent Technologies (1)	321,536	9,591
Jabil Circuit	175,274	1,658
Molex (2)	116,276	2,693
Tyco Electronics	413,136	14,179
		28,121
Internet Software & Services 1.6%
Akamai Technologies (1)(2)	141,500	3,985
eBay (1)	946,743	28,251
Google, Class A (1)	195,500	86,112
IAC/InterActiveCorp (1)	151,900	3,153
Monster Worldwide (1)(2)	102,353	2,478
VeriSign (1)(2)	182,900	6,079
Yahoo! (1)	1,127,196	32,610
		162,668
IT Services 0.9%
Affiliated Computer Services, Class A (1)	85,053	4,262
Automatic Data Processing	437,081	18,528
Cognizant Technology Solutions, Class A (1)	239,300	6,899
Computer Sciences (1)	139,411	5,687
Convergys (1)	111,506	1,679
Electronic Data Systems	427,095	7,111
Fidelity National Information	141,000	5,378
Fiserv (1)	135,115	6,498
Metavante Technologies (1)(2)	63,869	1,277
Paychex	279,105	9,562
Total System Services	154,962	3,666
Unisys (1)	263,067	1,165
Western Union	621,403	13,217
		84,929
Office Electronics 0.1%
Xerox	773,056	11,573
		11,573
Semiconductor & Semiconductor Equipment 2.4%
Advanced Micro Devices (1)(2)	483,906	2,850
Altera	275,516	5,078
Analog Devices	257,574	7,604
Applied Materials	1,159,571	22,623
Broadcom, Class A (1)	382,627	7,373
Intel	4,878,916	103,335
KLA-Tencor (2)	154,428	5,729
Linear Technology (2)	198,814	6,102
LSI (1)(2)	560,887	2,776
MEMC Electronic Materials (1)	190,800	13,528
Microchip Technology (2)	173,000	5,662
Micron Technology (1)(2)	647,436	3,865
National Semiconductor	196,014	3,591
Novellus Systems (1)(2)	99,825	2,101
NVIDIA (1)	455,561	9,016
Teradyne (1)	145,373	1,806
Texas Instruments (2)	1,115,484	31,535
Xilinx	239,183	5,681
		240,255
Software 3.3%
Adobe Systems (1)	477,042	16,978
Autodesk (1)	193,996	6,107
BMC Software (1)	163,934	5,331
CA	326,876	7,355
Citrix Systems (1)	159,006	4,664
Compuware (1)	224,913	1,651
Electronic Arts (1)	265,320	13,245
Intuit (1)	276,184	7,460
Microsoft	6,749,553	191,552
Novell (1)	275,909	1,735
Oracle (1)	3,333,667	65,206
Symantec (1)	719,767	11,963
		333,247

Total Information Technology		1,531,128
MATERIALS 3.5%

Chemicals 1.9%
Air Products & Chemicals	181,683	16,715
Ashland	46,453	2,197
Dow Chemical	792,199	29,193
DuPont	754,223	35,267
Eastman Chemical (2)	68,004	4,247
Ecolab	147,789	6,419
Hercules	92,769	1,697
International Flavors & Fragrances	68,054	2,998
Monsanto	461,452	51,452
PPG Industries	134,723	8,152
Praxair	262,939	22,147
Rohm & Haas (2)	103,168	5,579
Sigma Aldrich	108,036	6,444
		192,507
Construction Materials 0.1%
Vulcan Materials (2)	90,783	6,028
		6,028
Containers & Packaging 0.1%
Ball	84,202	3,868
Bemis (2)	77,352	1,967
Pactiv (1)	113,173	2,966
Sealed Air	141,340	3,569
Temple-Inland (2)	77,078	981
		13,351
Metals & Mining 1.1%
Alcoa	684,883	24,697
Allegheny Technologies	84,549	6,033
Freeport-McMoRan Copper & Gold	322,143	30,997
Newmont Mining	381,319	17,274
Nucor	241,912	16,387
Titanium Metals (2)	82,900	1,248
U.S. Steel	98,294	12,470
		109,106
Paper & Forest Products 0.3%
International Paper	353,023	9,602
MeadWestvaco	147,969	4,028
Weyerhaeuser (2)	172,792	11,238
		24,868
Total Materials		345,860
TELECOMMUNICATION SERVICES 3.3%
Diversified Telecommunication Services 3.0%
AT&T	5,091,100	194,989
CenturyTel	94,775	3,150
Citizens Communications	274,013	2,875
Embarq	127,911	5,129
Qwest Communications International (2)	1,329,219	6,022
Verizon Communications	2,418,993	88,172
Windstream	346,609	4,142
		304,479
Wireless Telecommunication Services 0.3%
American Tower Systems, Class A (1)	337,880	13,248
Sprint Nextel	2,393,524	16,013
		29,261
Total Telecommunication Services		333,740
UTILITIES 3.5%
Electric Utilities 2.1%
Allegheny Energy	140,095	7,075
American Electric Power	336,444	14,006
Duke Energy	1,064,874	19,008
Edison International	272,844	13,375
Entergy	162,821	17,760
Exelon	557,410	45,301
FirstEnergy	258,768	17,756
FPL Group	342,782	21,506
Pepco	168,400	4,163
Pinnacle West Capital (2)	88,426	3,102
PPL (2)	316,158	14,518
Progress Energy	215,251	8,976
Southern Company (2)	645,486	22,986
		209,532
Gas Utilities 0.1%
NICOR (2)	35,364	1,185
Questar	144,700	8,184
		9,369
Independent Power Producers & Energy Traders 0.3%
AES (1)	559,993	9,335
Constellation Energy Group	151,560	13,378
Dynegy, Class A (1)	410,236	3,237
		25,950
Multi-Utilities 1.0%
Ameren	173,964	7,661
CenterPoint Energy (2)	275,729	3,935
CMS Energy (2)	184,720	2,501
Consolidated Edison (2)	225,851	8,966
Dominion Resources	487,858	19,924
DTE Energy	134,588	5,234
Integrys Energy Group	63,025	2,940
NiSource	193,178	3,330
PG&E	295,714	10,888
Public Service Enterprise	430,094	17,286
Sempra Energy	221,654	11,810
TECO Energy	173,776	2,772
XCEL Energy (2)	361,454	7,211
		104,458
Total Utilities		349,309
Total Common Stocks (Cost $8,629,048)		9,703,101
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.3%
T. Rowe Price Reserve Investment Fund, 3.29% (3)(4)	228,331,834	228,332
		228,332
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.16%, 6/19/08 (2)(5)	1,400,000	1,390
U.S. Treasury Bills, 3.202%, 6/19/08 (2)(5)	12,000,000	11,916
		13,306
Total Short-Term Investments (Cost $241,638)		241,638
SECURITIES LENDING COLLATERAL 5.2%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.28% (4)	517,940,655	517,941
Total Securities Lending Collateral (Cost $517,941)		517,941
Total Investments in Securities
104.9% of Net Assets (Cost $9,388,627)		$10,462,680

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2008 -- total value of such securities at period-end amounts to $522,325. See Note 3.
(3)	Affiliated Companies
(4)	Seven-day yield
(5)	All or a portion of this security is pledged to cover margin requirements on futures contracts at March 31, 2008.
REIT	Real Estate Investment Trust

Open Futures Contracts at March 31, 2008 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 3,994 S&P Mini 500 contracts
$13,800 par of 3.202% U.S. Treasury Bills
and $1,400 of 3.16% U.S. Treasury Bills
pledged as initial margin	6/08	$264,403	$2,724
Net payments (receipts) of variation
margin to date			(1,884)
Variation margin receivable (payable)
on open futures contracts			$840

(3) Affiliated Companies
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Purchase		Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/08	12/31/07

T. Rowe Price Group	$800	$-	$ 53	$11,042	$12,538
T. Rowe Price Reserve
Investment
Fund, 3.29%	¤	¤	2,159	228,332	372,732
Totals			$2,212	$ 239,374	$385,270

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended March 31, 2008 related to affiliated companies is as follows:

Investment in securities, at cost		$235,706
Dividend income		2,212
Interest income		-
Investment income		$2,212
Realized gain (loss) on securities		$-
Capital gain distributions from
mutual funds		$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited	March 31, 2008
Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation

The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year generally use amortized cost in local currency to approximate fair value; however, if amortized cost is deemed not to reflect fair value, such securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs

Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)
Level 3	–	unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on March 31, 2008:

Valuation Inputs	Investments in	Other Financial
	Securities	Instruments*
Level 1 – quoted prices	$10,221,042,000	$0
Level 2 – significant other observable inputs	241,638,000	840,000
Level 3 – significant unobservable inputs	0	0
Total	$10,462,680,000	$840,000

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward currency exchange contracts, written options, and swaps, which are presented following the Portfolio of Investments.

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. On March 31, 2008, the value of loaned securities was $522,325,000; aggregate collateral received included U.S. government securities valued at $12,327,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2008, the cost of investments for federal income tax purposes was $9,388,627,000. Net unrealized gain aggregated $1,076,777,000 at period-end, of which $1,937,478,000 related to appreciated investments and $860,701,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates), and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	May 20, 2008